[Crabbe Huson Logo]                                               April 30, 1999

                                                               SEMIANNUAL REPORT


CRABBE HUSON FUNDS


CRABBE HUSON
CONTRARIAN FUND

CRABBE HUSON
EQUITY FUND

CRABBE HUSON
MANAGED INCOME
& EQUITY FUND

CRABBE HUSON
REAL ESTATE
INVESTMENT FUND

CRABBE HUSON
SMALL CAP FUND

THE CRABBE HUSON
SPECIAL FUND, INC.

CRABBE HUSON
CONTRARIAN INCOME FUND

CRABBE HUSON
OREGON TAX-FREE FUND


[Image of Mountain and Trees]

                      April 30, 1999
                      --------------
                   SEMIANNUAL REPORT


Cover image copyright (C)1999 PhotoDisc, Inc.

                                              [Crabbe Huson Logo] CRABBE HUSON
                             A Subsidiary of Liberty Financial Companies, Inc.
June 9, 1999

To Fund Shareholders:

In September 1998, Liberty Financial Companies successfully completed its acquisition of The Crabbe Huson Group, Inc. The six months ended April 30, 1999, represent the first full reporting period since the acquisition. As president of the Funds, I am pleased to present the semiannual report detailing Crabbe Huson Funds' performance during this time.

The six-month period opened with the Federal Reserve Board's final interest rate reduction in a series of three. This contributed to a sustained stock market rally, with the Dow Jones Industrial Average breaking through the psychologically significant 10,000 level on March 29, 1999. However, for most of the period, U.S. stock market returns continued to be dominated by a narrow group of large, growth-oriented stocks, including those in the technology and Internet sectors.

In the bond market, rallying prices early in the period gave way to renewed concerns about inflation when the U.S. economy posted strong growth during 1998's fourth quarter. To date in 1999, strong consumption and investment have continued to support a robust domestic economy despite weak global economies, rising energy prices and military action in Kosovo.

For much of the period, the economic and market environments were challenging for contrarian and value-oriented investors, as many investors continued to seek earnings growth at seemingly any price. However, the performance gap between growth and value stocks began to narrow in late February, and value stocks greatly outperformed growth stocks in March, April and May -- a trend that has been heartening for patient contrarian investors.

The following report will provide you with more specific information on your Funds' performance. Thank you for the opportunity to help you meet your financial goals. We hope to continue serving you in the years to come.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson
President

                 ---------------------------------------------
                                 CRABBE HUSON'S
                             CONTRARIAN INVESTMENT
                                   PHILOSOPHY
                ---------------------------------------------

The contrarian style of investing

Our contrarian investment philosophy follows a strict price-driven investment discipline. We seek to uncover fundamentally strong companies that are currently out of favor due to weak industry conditions, business setbacks or market preferences. In addition, we focus on identifying a catalyst that has the potential to positively change the market's perception of a company's value.

We base our investment style on a strict price-driven investment model. We avoid "momentum" stocks that have experienced significant price gains. In many cases, such stocks have been over-analyzed, over-bought and are over-valued, which can limit further upside potential. Instead, we emphasize stocks of sound companies undergoing periods of price weakness. We believe that such investments have less market risk because their prices have already been adjusted downward, in many cases to levels below their fundamental value. We believe these stocks are likely to decline less in weak markets. They also offer good long-term appreciation potential should they recapture the market's favor.

An emphasis on teamwork

Our contrarian philosophy is supported by team-based portfolio management. While all of our funds are managed by a group of fund managers, each manager has sole responsibility for a designated portion of a fund's assets. However, all team members are involved in evaluating market trends and setting a fund's strategic direction. We believe that incorporating a variety of perspectives and drawing upon the insight of all members of the fund management team can generate a supportive environment for each portfolio manager's individual decisions.

By definition, a contrarian approach may be at odds with mainstream investment opinion and current market trends. However, in varying market conditions in the past, our investment style has generated competitive, risk-adjusted results.

CRABBE HUSON CONTRARIAN FUND

Competitive returns illustrated Fund's investment focus

Since Crabbe Huson Contrarian Fund's inception on December 1, 1998, it has generated a total return of 12.80% for Class A shares, based on net asset value. This compares with total returns of 15.33% for the S&P 500 Index and 9.43% for the Russell 2000 Index for the same five-month period. The Fund is composed of an actively managed blend of small- and large-cap stocks. Typically, a blended fund would be expected to generate total returns that fall between the large- and small-cap indices. During the period, the Fund was overweighted in large-cap stocks, leading it to outperform the Russell 2000 Index. However, its small stock exposure contributed to its underperformance of the S&P 500.(1)

The Contrarian Fund's performance illustrates Crabbe Huson's trademark contrarian investment philosophy. As an actively managed fund that blends both large- and small-cap stocks, we sought out securities of both types that were asset-rich yet selling at discounted prices. For example, early in the period, we made substantial investments in the cyclical metals and energy sectors, including Aluminum Company of America, or Alcoa (2.1% of total net assets), Phelps Dodge (1.6%), Atlantic Richfield (2.4%) and Sonat (1.6%). These stocks were out of favor at the time and their performance lagged the indices well into early 1999.

Fund benefited from cyclical rally late in period

As we moved into March, we noted several conditions that began to change the investment environment. Domestic economic reports were better than expected, and inflation remained modest. Asia's troubled economies appeared to be stabilizing and, in some cases, accelerating. In Brazil, a widespread recession failed to develop in response to its devalued currency. Finally, multiple signs of global economic strength translated into improved commodity prices as oil, agricultural and metal prices rose from depressed levels. This environment boosted the market's confidence and led investors to refocus their attention on companies' earnings potential. In response, stock prices of economically sensitive industry sectors such as energy and chemicals began to rally. The Fund's returns reflected significant price appreciation in these sectors. Alcoa alone rose 50% in April. Also contributing to the Fund's good performance were investments in second tier technology stocks that have strong management, good products and substantial market capitalizations, such as Hewlett-Packard (1.5% of total net assets) and Seagate (1.2%). Despite their considerable earnings power, these stocks traded at substantially lower multiples than the larger-cap technology leaders like Microsoft, Cisco and Intel. These unheralded technology stocks enjoyed strong price gains late in the period. Our investment strategy was further validated when a number of the portfolio's undervalued, asset-rich stocks
----------------------
(1)The Russell 2000 Index is an unmanaged index that tracks the performance of small-capitalization U.S. stocks. The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of widely held large-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments, do not incur fees or charges and are not professionally managed. It is not possible to invest directly in an index.

CRABBE HUSON CONTRARIAN FUND

were acquired by their competitors. During the period, purchase announcements for Atlantic Richfield (2.4% of total net assets), U.S. Filter (which we sold at the end of April), MediaOne Group (1.8%) and Sonat (1.6%) all generated good gains for the Fund.

Continuation of favorable trends forecasted

We believe that increased global economic activity combined with strong economic growth and low inflation in the U.S. has set the stage for broader equity market leadership. We already have seen signs that cyclical stocks are regaining favor and we expect the market's strength to continue broadening into more economically sensitive stocks and, eventually, into smaller-capitalization stocks. Looking ahead, we believe these conditions should favor investment strategies like ours, which focus on stock picking rather than market momentum. At this time, we believe that the portfolio is positioned to take advantage of these trends.

/s/ James E. Crabbe                   /s/ John W. Jonson, CFA
James E. Crabbe                       John W. Johnson, CFA

/s/ Robert A. Anton                   /s/ Marian L. Kessler
Robert E. Anton                       Marian L. Kessler

/s/ John E. Maack, Jr., CFA
John E. Maack Jr., CFA

CRABBE HUSON CONTRARIAN FUND

              Crabbe Huson Contrarian Fund Cumulative Total Returns
                              As of April 30, 1999

--------------------------------------------------------------------------------------------------
                         Class A Shares             Class B Shares             Class C Shares
                        NAV           POP          NAV         w/CDSC         NAV          w/CDSC
Inception Date:            12/1/1998                  12/1/1998                   12/1/1998
 Life of Fund           12.80%        6.31%        12.50%        7.50%        12.50%        11.50%
--------------------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include initial sales charges or contingent deferred sales charges (CDSCs). Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. The CDSC returns reflect the maximum charges of 5% for Class B shares and 1% for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

CRABBE HUSON CONTRARIAN FUND
INVESTMENT PORTFOLIO (Unaudited)

April 30, 1999

  Shares                                                               Value
----------    ------------------------------------------------    --------------
                              COMMON STOCKS - 93.4%
                              ---------------------
FINANCE, INSURANCE & REAL ESTATE - 13.4%
Insurance Carriers - 9.1%
    2,900     Ace, Ltd. .......................................   $   87,725
    1,100     Chubb Corp. .....................................       65,175
    1,800     MGIC Investment Corp. ...........................       87,412
    2,900     Mid Atlantic Medical Services, Inc.(a) ..........       26,463
    1,500     Safeco Corp. ....................................       59,625
                                                                  ----------
                                                                     326,400
                                                                  ----------
Nondepository Credit Institutions - 2.4%
   12,700     Arcadia Financial Ltd.(a) .......................       86,519
                                                                  ----------
Real Estate Investment Trusts - 1.9%
    2,400     Equity Office Properties Trust ..................       66,150
                                                                  ----------
MANUFACTURING - 38.3%
Apparel - 3.9%
    1,600     Liz Claiborne, Inc. .............................       52,900
    2,500     Oakley, Inc.(a) .................................       17,188
    2,600     The Warnaco Group, Inc., Class A ................       69,388
                                                                  ----------
                                                                     139,476
                                                                  ----------
Chemicals & Allied Products - 2.2%
    1,100     E.I. DuPont De Nemours & Co. ....................       77,687
                                                                  ----------
Electronic & Electrical Equipment- 0.8%
    3,500     PictureTel Corporation(a) .......................       28,875
                                                                  ----------
Food & Kindred Products - 3.1%
      900     Hershey Foods Corp. .............................       47,362
    1,700     PepsiCo, Inc. ...................................       62,794
                                                                  ----------
                                                                     110,156
                                                                  ----------
Machinery & Computer Equipment - 9.3%
    2,700     3Com Corp.(a) ...................................       70,538
    7,100     Auspex Systems, Inc.(a) .........................       50,587
      700     Hewlett-Packard Co. .............................       55,212
    9,200     Mylex Corp.,(a) .................................       41,975
    1,600     Seagate Technology, Inc.(a) .....................       44,600
    5,300     Silicon Graphics, Inc.(a) .......................       67,575
                                                                  ----------
                                                                     330,487
                                                                  ----------
Measuring & Analyzing Instruments - 3.3%
   20,000     Flanders Corporation(a) .........................       53,750
    8,700     Input/Output, Inc.(a) ...........................       63,075
                                                                  ----------
                                                                     116,825
                                                                  ----------
Miscellaneous Manufacturing - 2.1%
    2,900     Mattel, Inc. ....................................       75,038
                                                                  ----------

CRABBE HUSON CONTRARIAN FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999

     Shares                                                        Value
--------------------------------------------------------------------------
                      COMMON STOCKS - (continued)
                      ---------------------------
MANUFACTURING - (continued)
Paper Products - 0.8%
      2,100   Longview Fibre Co. ............................   $   27,300
                                                                ----------
Petroleum Refining - 2.4%
      1,000   Atlantic Richfield Co. ........................       83,937
                                                                ----------
Primary Metal - 5.1%
      1,200   Aluminum Company of America ...................       74,700
      2,800   Century Aluminum Company ......................       22,400
      1,800   Huntco Inc. ...................................       45,725
      3,000   Ispat International NV ........................       39,187
                                                                ----------
                                                                   182,012
                                                                ----------
Primary Smelting - 1.6%
        900   Phelps Dodge Corp. ............................       56,925
                                                                ----------
Transportation Equipment - 3.7%
      1,600   Lockheed Martin Corp. .........................       68,900
      1,000   Northrop Grumman Corp. ........................       63,938
                                                                ----------
                                                                   132,838
                                                                ----------
MINING & ENERGY - 16.1%
Oil & Gas Extraction - 4.2%
      8,400   Forest Oil Corp.(a) ...........................       84,000
      1,300   Tom Brown, Inc.(a) ............................       19,419
      3,300   Union Pacific Resources Group, Inc. ...........       46,200
                                                                ----------
                                                                   149,619
                                                                ----------
Oil & Gas Field Services - 11.9%
      2,300   Global Marine, Inc.(a) ........................       34,213
      3,800   Nabors Industries, Inc.(a) ....................       78,138
      5,800   Marine Drilling Companies, Inc.(a) ............       99,687
      2,800   McDermott International, Inc. .................       81,200
      1,400   Smith International, Inc. .....................       62,825
      1,100   Schlumberger Ltd. .............................       70,263
                                                                ----------
                                                                   426,326
                                                                ----------
RETAIL TRADE - 4.3%
Food Stores - 2.3%
      5,000   General Nutrition Companies, Inc.(a) ..........       82,813
                                                                ----------
General Merchandise Stores - 2.0%
      1,500   Federated Department Stores, Inc.(a) ..........       70,031
                                                                ----------
SERVICES - 13.5%
Business Services - 0.8%
      1,800   Safety-Kleen Corp. ............................       28,575
                                                                ----------

CRABBE HUSON CONTRARIAN FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999

  Shares                                                                      Value
--------   ----------------------------------------------------------   -----------
                          COMMON STOCKS - (continued)
                          ---------------------------
SERVICES - (continued)
Computer Related Services - 3.6%
   4,200    Mentor Graphics Corporation(a) ..........................    $   50,925
   1,900    Sequent Computer Systems, Inc.(a) .......................        20,781
  20,000    Vysis, Inc.(a) ..........................................        60,000
                                                                         ----------
                                                                            131,706
                                                                         ----------
Health Services - 6.8%
   3,100    Coventry Health Care Inc.(a) ............................        28,481
   3,700    Healthsouth Corp.(a) ....................................        49,719
   4,800    Health Management Associates, Inc.(a) ...................        75,000
   2,200    Integrated Health Services, Inc. ........................        10,587
   3,300    Tenet Healthcare Corp.(a) ...............................        77,963
                                                                         ----------
                                                                            241,750
                                                                         ----------
Personal Services - 2.3%
   1,300    Deluxe Corporation ......................................        45,012
   2,000    Stewart Enterprises, Inc. ...............................        39,750
                                                                         ----------
                                                                             84,762
                                                                         ----------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 5.3%
Gas Services - 3.5%
   1,400    Columbia Energy Group ...................................        67,287
   1,600    Sonat, Inc. .............................................        57,200
                                                                         ----------
                                                                            124,487
                                                                         ----------
Telecommunication - 1.8%
     800    MediaOne Group(a) .......................................        65,250
                                                                         ----------
WHOLESALE TRADE - 2.5%
Nondurable Goods
  10,000    Fleming Co., Inc. .......................................        87,500
                                                                         ----------
Total Common Stocks
 (cost of $3,067,048)(b)                                                  3,333,444
                                                                         ----------

     Par                    SHORT-TERM OBLIGATIONS - 6.6%
--------         -------------------------------------------------
$236,000     Repurchase agreement with ABN AMRO Chicago Corp.,
             dated 04/30/99, due 05/03/99 at 4.870%, collateralized by
             a U.S. Treasury bond with a maturity of 2002, market
             value $239,083 (repurchase proceeds $236,096) ...........       236,000
                                                                          ----------
OTHER ASSETS & LIABILITIES, NET - 0.0%                                        (1,118)
                                                                          ----------
NET ASSETS - 100.0%                                                       $3,568,326
                                                                          ==========

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for federal income tax purposes is the same.

CRABBE HUSON EQUITY FUND (CHEYX)

Fund performance improved dramatically as market environment changed

For the six-month period ended April 30, 1999, Crabbe Huson Equity Fund generated a total return of 18.34% for Class A shares, based on net asset value. The S&P 500 Index generated a six-month return of 22.31%.(1) While the Fund underperformed the Index over the six months, the portfolio's holdings significantly outperformed the Index during the final two months of the period. During this time, investors began to focus on the earnings power of some of the cyclical and value-oriented stocks favored by our contrarian strategy. For the two-month period of March and April 1999, the Fund's Class A shares returned 22.79% (at net asset value) while the S&P 500 returned only 8.03%.

Out-of-favor holdings showed gains

We took advantage of the equity market's 1998 correction to add holdings in a number of out-of-favor stocks, focusing on stocks of companies with significant assets that were selling at discounted prices. While we don't make sector allocations in the Fund, many of these stocks were concentrated in several cyclical sectors such as metals and energy. For example, we purchased Aluminum Company of America, or Alcoa (2.3% of total net assets) and Phelps Dodge (1.9%) in the metals sector. Both are premier companies in their industry, but were selling at severely discounted prices. In the energy sector, stocks like Global Marine (1.0%), Schlumberger (2.8%), Sonat (1.4%) and Atlantic Richfield (2.5%) were available at some of the largest discounts since the 1970s. These stocks underperformed the indices into early 1999. However, once investors shifted their focus toward more economically sensitive stocks in late February, the Fund recognized significant gains on these positions. The energy sector, in particular, was bolstered by a rise in oil prices. Furthermore, we were gratified to see takeover activity in a number of our holdings, validating our contrarian strategy of purchasing attractive assets at advantageous prices.

Continued economic strength should benefit cyclical stocks

As we look ahead in 1999, we anticipate that stronger global economic activity should combine with non-inflationary economic strength in the U.S. to create a positive environment for broader equity market leadership. We have already seen indications that cyclical stocks are regaining investors' attention and we anticipate the market's strength will continue to include more economically sensitive stocks. In addition, stock market volatility has increased significantly in the past two and a half years
----------------------
(1)The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of widely held large-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments, do not incur fees or charges and are not professionally managed. It is not possible to invest directly in an index.

CRABBE HUSON EQUITY FUND

to near-record high levels. Such conditions favor contrarian strategies like ours that focus on individual stock selection rather than on market momentum.

/s/ Robert E. Anton                   /s/ John E. Maack, Jr. CFA
Robert E. Anton                       John E. Maack Jr., CFA

/s/ Marian L. Kessler
Marian L. Kessler

             Crabbe Huson Equity Fund Average Annual Total Returns
                             As of April 30, 1999

--------------------------------------------------------------------------------------------------------------------------
                          Class A Shares               Class B Shares              Class C Shares          Class I Shares
                        NAV            POP           NAV          w/CDSC          NAV          w/CDSC
Inception Date:             1/31/1989                    1/27/1999                    1/27/1999              10/3/1996
 1 Year                 -6.54%        -11.92%        -6.84%        -10.75%        -6.84%        -7.62%          -6.17%
 5 Years                13.01%         11.68%        12.94%         12.69%        12.94%        12.94%          13.24%
 10 Years               13.92%         13.25%        13.88%         13.88%        13.88%        13.88%          14.03%
--------------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include initial sales charges or contingent deferred sales charges (CDSCs). Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. The CDSC returns reflect the maximum applicable charges of 5% for one year and 2% for five years for Class B shares; and 1% for one year for Class C shares. Class I shares (institutional shares) are offered without sales charges or contingent deferred sales charges.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B, Class C and Class I share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of Class B and Class C shares would have been lower.

CRABBE HUSON EQUITY FUND
INVESTMENT PORTFOLIO (Unaudited)

April 30, 1999

    Shares                                                        Value
----------     -------------------------------------------   ----------
                            COMMON STOCKS - 99.4%
                            ---------------------
FINANCE, INSURANCE & REAL ESTATE - 12.1%
Insurance Carriers - 9.8%
   160,400     Ace, Ltd. .................................   $4,852,100
    75,200     Chubb Corp. ...............................    4,455,600
    79,500     MGIC Investment Corp. .....................    3,860,718
    59,200     Safeco Corp. ..............................    2,353,200
                                                             ----------
                                                             15,521,618
                                                             ----------
Real Estate Investment Trusts - 2.3%
   132,700     Equity Office Properties Trust ............    3,657,544
                                                             ----------
MANUFACTURING - 40.0%
                                Apparel - 2.6%
    65,200     Liz Claiborne, Inc. .......................    2,155,675
    72,000     The Warnaco Group, Inc., Class A ..........    1,921,500
                                                             ----------
                                                              4,077,175
                                                             ----------
Chemicals & Allied Products - 7.7%
   261,000     Dura Pharmaceuticals, Inc.(a) .............    3,132,000
    49,100     E.I. DuPont De Nemours & Co. ..............    3,467,687
   282,200     Lyondell Petrochemical Co. ................    5,502,900
                                                             ----------
                                                             12,102,587
                                                             ----------
Food & Kindred Products - 4.0%
    60,500     Hershey Foods, Corp. ......................    3,183,813
    86,100     PepsiCo, Inc. .............................    3,180,319
                                                             ----------
                                                              6,364,132
                                                             ----------
Machinery & Computer Equipment - 11.9%
   121,600     3Com Corp.(a) .............................    3,176,800
   436,200     Cabletron Systems, Inc.(a) ................    4,116,638
    44,900     Hewlett-Packard Co. .......................    3,541,487
    68,600     Seagate Technology, Inc.(a) ...............    1,912,225
   470,300     Silicon Graphics, Inc.(a) .................    5,996,325
                                                             ----------
                                                             18,743,475
                                                             ----------
Miscellaneous Manufacturing - 1.0%
    64,000     Mattel, Inc. ..............................    1,656,000
                                                             ----------
Petroleum Refining - 2.5%
    47,500     Atlantic Richfield Co. ....................    3,987,030
                                                             ----------
Primary Metal - 2.3%
    58,400     Aluminum Company of America ...............    3,635,400
                                                             ----------
Primary Smelting - 1.9%
    47,900     Phelps Dodge Corp. ........................    3,029,675
                                                             ----------
Stone, Clay, Glass & Concrete - 1.6%
    86,100     Owens-Illinois(a) .........................    2,496,900
                                                             ----------

CRABBE HUSON EQUITY FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999

       Shares                                                                   Value
-------------   --------------------------------------------------------   ----------
                          COMMON STOCKS - (continued)
                          ---------------------------
MANUFACTURING - (continued)
Transportation Equipment - 4.5%
       83,500   Lockheed Martin Corp. ..................................   $3,595,719
       55,500   Northrop Grumman Corp. .................................    3,548,531
                                                                           ----------
                                                                            7,144,250
                                                                           ----------
MINING & ENERGY - 17.0%
Metal Mining - 1.8%
      187,300   Freeport-McMoRan Copper & Gold, Inc., Class B ..........    2,868,031
                                                                           ----------
Oil & Gas Extraction - 3.9%
        79,200   Burlington Resources, Inc. ............................    3,648,150
       176,500   Union Pacific Resources Group, Inc. ...................    2,471,000
                                                                           ----------
                                                                            6,119,150
                                                                           ----------
Oil & Gas Field Services - 11.3%
       105,000   Global Marine, Inc.(a) ................................    1,561,875
       149,000   McDermott International, Inc. .........................    4,321,000
       201,400   Nabors Industries, Inc. ...............................    4,141,288
        69,700   Schlumberger Ltd. .....................................    4,452,087
        74,300   Smith International, Inc. .............................    3,334,213
                                                                           ----------
                                                                           17,810,463
                                                                           ----------
RETAIL TRADE - 7.7%
Food Stores - 3.9%
       374,300   General Nutrition Companies, Inc.(a) ..................    6,199,344
                                                                           ----------
General Merchandise Stores - 3.8%
        128,800   Federated Department Stores, Inc.(a) .................    6,013,350
                                                                           ----------
SERVICES - 15.8%
Computer Software - 2.0%
         49,600   Adobe Systems, Inc. ..................................    3,143,400
                                                                           ----------
Health Services - 9.5%
        205,700   Health Management Associates, Inc.(a) ..................  3,214,063
        230,300   Healthsouth Corp.(a) ...................................  3,094,656
        179,400   Tenet Healthcare Corp.(a) ..............................  4,238,325
         79,900   United Healthcare Corp. ................................  4,484,388
                                                                           ----------
                                                                           15,031,432
                                                                           ----------
Personal Services - 4.3%
        122,500   Deluxe Corporation .....................................  4,241,563
        131,800   Stewart Enterprises, Inc. ..............................  2,619,525
                                                                           ----------
                                                                            6,861,088
                                                                           ----------

CRABBE HUSON EQUITY FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999

       Shares                                                                   Value
-------------   --------------------------------------------------------   ----------
                          COMMON STOCKS - (continued)
                          ---------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 5.8%
Air Transportation - 0.7%
     28,400   Northwest Airlines Corp. Class A(a) ........................   $    967,375
                                                                             ------------
Gas Services - 2.8%
     48,000   Columbia Energy Group ......................................      2,307,000
     60,500   Sonat, Inc. ................................................      2,162,875
                                                                             ------------
                                                                                4,469,875
                                                                             ------------
                      Telecommunication - 2.3%
     44,100   MediaOne Group(a) ..........................................      3,596,906
                                                                             ------------
WHOLESALE TRADE - 1.0%
Durable Goods
    107,500   The Pep Boys - Manny, Moe & Jack ...........................      1,538,594
                                                                             ------------
Total Common Stocks
 (cost of $140,779,630)(b)                                                    157,034,794
                                                                             ------------
        Par                     SHORT-TERM OBLIGATIONS - 9.2%
-----------                     -----------------------------
$14,580,963   Navigator Securities Lending Trust-Prime Portfolio 4.900%(c)     14,580,963
                                                                             ------------
OTHER ASSETS & LIABILITIES, NET - (8.6)%                                      (13,565,693)
                                                                             ------------
NET ASSETS - 100.0%                                                          $158,050,064
                                                                             ============

(a) Non-income producing.
(b) Cost for federal income tax purposes is the same.
(c) Investment of collateral received for securities loaned in Navigator Securities Lending Trust-Prime Portfolio. As of April 30, 1999, the market value of the securities on loan is $14,016,503.

CRABBE HUSON MANAGED INCOME & EQUITY FUND (CHAAX)

Fund performance reflects stock/bond disparity

For the six-month period ended April 30, 1999, Crabbe Huson Managed Income & Equity Fund generated a total return of 11.38% for Class A shares, based on net asset value. The Fund's benchmarks, the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index, returned 22.31% and negative 0.12%, respectively.(1) Because the Fund is composed of both equity and fixed-income securities, its performance reflects the wide variation in the returns of its two benchmarks. The Fund's allocation among stocks and bonds remained relatively stable with approximately 63% in stocks and 35% in bonds. Strong performance by the Fund's fixed-income holdings supported total returns during the early part of the period when many of the portfolio's contrarian equity investments were underperforming.

Fixed-income sector managed for interest rate and credit risk

Within the fixed-income sector, we successfully managed both interest rate and credit risk. As the period began, interest rates were declining on the Fed's third interest rate cut. However, as contrarians, we were convinced that the bond market's enthusiasm was too high, and that rates were likely to rise. Accordingly, we reduced the Fund's duration to lessen its sensitivity to rising rates. Duration is a measure of a bond mutual fund's price sensitivity to interest rate movements. It is a mathematical calculation that assesses such factors as the maturities of the bonds in a fund's portfolio, coupon rates and how often they are paid, and prevailing market interest rates. Reducing the Fund's duration below that of the Lehman Brothers Government/Corporate Bond Index benefited the Fund's performance when rates rose between January and April.

On the credit risk side, we took advantage of very high yields on lower-quality bonds early in the period. With the economic outlook still uncertain, investors perceived a higher degree of risk in these securities. With our research affirming the creditworthiness of several bonds in the high-yield sector, we purchased issues from firms such as Kroger Co. (0.7% of total net assets), Owens-Illinois (0.8%) and Jones Intercable (0.3%). When the economy improved over the following months, yields decreased substantially and our holdings posted attractive gains.

Contrarian equity style paid off late in period

In the equity sector, our contrarian strategy prompted us to add holdings in a number of out-of-favor stocks early in the period, many of which underperformed into the first part of 1999. However, our focus on asset-rich companies selling at severely discounted prices began to produce solid results when the market's sentiment shifted late in the period. More specifically, investors began to extend their attention to more
----------------------
(1)The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of widely held large-capitalization U.S. stocks. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that tracks the performance of U.S. government and U.S. corporate bonds. Unlike mutual funds, indexes are not investments, do not incur fees or charges and are not professionally managed. It is not possible to invest directly in an index.

CRABBE HUSON MANAGED INCOME & EQUITY FUND

economically sensitive stocks as they perceived greater economic strength and stability in the U.S. and abroad. Our investments in the energy and basic materials sectors moved up strongly in response. In addition, a number of our investments benefited from acquisition activity -- U.S. Filter (which was sold at the end of April), Atlantic Richfield (1.7% of total net assets), Sonat (0.9%), and MediaOne Group (2.1%) all announced that they would be purchased by competitors.

As we look ahead, we believe that continued global economic growth and broader equity market leadership should create a positive investment environment for the Fund. We believe that the portfolio is currently positioned to capitalize on these conditions.


/s/ Robert Anton                     /s/ Marian Kessler
    Robert Anton                         Marian Kessler

/s/ John Maack Jr.                   /s/ Garth R. Nisbet, CFA
    John Maack Jr.                       Garth R. Nisbet, CFA

/s/ Paul C. Rocheleau
    Paul C. Rocheleau

CRABBE HUSON MANAGED INCOME & EQUITY FUND

     Crabbe Huson Managed Income & Equity Fund Average Annual Total Returns
                             As of April 30, 1999

---------------------------------------------------------------------------------------------------------------------
                         Class A Shares             Class B Shares            Class C Shares         Class I Shares
                        NAV          POP           NAV         w/CDSC         NAV        w/CDSC
 Inception Date:           1/31/1989                  1/27/1999                  1/27/1999             10/28/1996
 1 Year                 1.04%        -3.76%        0.91%        -3.57%        0.91%        0.02%          1.41%
 5 Years               10.87%         9.80%       10.84%        10.58%       10.84%       10.84%         11.08%
 10 Years              10.59%        10.06%       10.58%        10.58%       10.58%       10.58%         10.70%
---------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include initial sales charges or contingent deferred sales charges (CDSCs) for Class A shares. Public offering price (POP) returns include the maximum sales charge of 4.75% for Class A shares. The CDSC returns reflect the maximum applicable charges of 5% for one year and 2% for five years for Class B shares; and 1% for one year for Class C shares. Class I shares (institutional shares) are offered without sales charges or contingent deferred sales charges.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B, Class C and Class I share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of Class B and Class C shares would have been lower.

CRABBE HUSON MANAGED INCOME & EQUITY FUND
INVESTMENT PORTFOLIO (Unaudited)

April 30, 1999

    Shares                                                        Value
----------     -------------------------------------------   ----------
                            COMMON STOCKS - 61.7%
                            ---------------------
FINANCE, INSURANCE & REAL ESTATE - 7.7%
Insurance Carriers - 6.2%
    48,600     Ace, Ltd. .................................   $1,470,150
    22,300     Chubb Corp. ...............................    1,321,275
    23,900     MGIC Investment Corp. .....................    1,160,644
     20,00     Safeco Corp. ..............................      795,000
                                                             ----------
                                                              4,747,069
                                                             ----------
Real Estate Investment Trusts - 1.5%
    40,100     Equity Office Properties Trust ............    1,105,256
                                                             ----------
MANUFACTURING - 25.3%
Apparel - 1.7%
    22,200     Liz Claiborne, Inc. .......................      733,988
    21,300     The Warnaco Group, Inc., Class A ..........      568,444
                                                             ----------
                                                              1,302,432
                                                             ----------
Chemicals & Allied Products - 2.7%
    78,700     Dura Pharmaceuticals, Inc. ................      944,400
    15,100     E.I. DuPont De Nemours & Co. ..............    1,066,438
                                                             ----------
                                                              2,010,838
                                                             ----------
Food & Kindred Products - 2.6%
    18,600     Hershey Foods, Corp. ......................      978,825
    26,500     PepsiCo, Inc. .............................      978,844
                                                             ----------
                                                              1,957,669
                                                             ----------
Machinery & Computer Equipment - 7.1%
    36,900     3Com Corp. ................................      964,013
   112,900     Cabletron Systems, Inc. ...................    1,065,494
    13,200     Hewlett-Packard Co. .......................    1,041,150
    20,900     Seagate Technology, Inc. ..................      582,588
   138,400     Silicon Graphics, Inc. ....................    1,764,600
                                                             ----------
                                                              5,417,845
                                                             ----------
Miscellaneous Manufacturing - 0.9%
    27,000     Mattel, Inc. ..............................      698,625
                                                             ----------
Petroleum Refining - 3.8%
    15,000     Atlantic Richfield Co. ....................    1,259,063
    84,900     Lyondell Petrochemical Co. ................    1,655,550
                                                             ----------
                                                              2,914,613
                                                             ----------
Primary Metal - 1.5%
    18,000     Aluminum Company of America ...............    1,120,500
                                                             ----------
Primary Smelting - 1.2%
    14,400     Phelps Dodge Corp. ........................      910,800
                                                             ----------

CRABBE HUSON MANAGED INCOME & EQUITY FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999

       Shares                                                                   Value
-------------   --------------------------------------------------------   ----------
                          COMMON STOCKS - (continued)
                          ---------------------------
MANUFACTURING - (continued)
Stone, Clay, Glass & Concrete - 1.0%
   24,800      Owens-Illinois Inc.(a) .................................   $ 719,199
                                                                          ---------
Transportation Equipment - 2.8%
   25,100       Lockheed Martin Corp. ..................................   1,080,869
   16,600       Northrop Grumman Corp. .................................   1,061,363
                                                                           ---------
                                                                           2,142,232
                                                                           ---------
MINING & ENERGY - 10.5%
Metal Mining - 1.1%
   54,500       Freeport-McMoRan Copper & Gold, Inc., Class B ..........     834,530
                                                                           ---------
Oil & Gas Extraction - 2.5%
   25,500       Burlington Resources, Inc. .............................   1,174,594
   51,500       Union Pacific Resources Group, Inc. ....................     721,000
                                                                           ---------
                                                                           1,895,594
                                                                           ---------
Oil & Gas Field Services - 6.9%
   33,300       Global Marine, Inc.(a) .................................     495,338
   58,800       Nabors Industries, Inc.(a) .............................   1,209,075
   43,500       McDermott International, Inc. ..........................   1,261,500
   21,900       Smith International, Inc. ..............................     982,763
   20,300       Schlumberger Ltd. ......................................   1,296,663
                                                                           ---------
                                                                           5,245,339
                                                                           ---------
RETAIL TRADE - 4.3%
Food Stores - 2.0%
   89,800       General Nutrition Companies, Inc.(a) ...................   1,487,312
                                                                           ---------
General Merchandise Stores -  2.3%
   37,500       Federated Department Stores, Inc. ......................   1,750,780
                                                                           ---------
SERVICES - 9.6%
Computer Software - 1.2%
   15,000       Adobe Systems, Inc. ....................................     950,624
                                                                           ---------
Health Services - 5.6%
   70,800       Healthsouth Corp.(a) ...................................     951,375
   62,200       Health Management Associates, Inc.(a) ..................     956,250
   24,600       United Healthcare Corp. ................................   1,380,675
   39,800       Tenet Healthcare Corp.(a) ..............................     940,275
                                                                           ---------
                                                                           4,228,575
                                                                           ---------
Personal Services - 2.8%
   39,400        Deluxe Corporation .....................................   1,364,225
   39,200        Stewart Enterprises, Inc. ..............................     779,100
                                                                            ---------
                                                                            2,143,325
                                                                            ---------

CRABBE HUSON MANAGED INCOME & EQUITY FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999

       Shares                                                                   Value
-------------   --------------------------------------------------------   ----------
                          COMMON STOCKS - (continued)
                          ---------------------------
TRANSPORTATION, COMMUNICATION
ELECTRIC, GAS & SANITATION SERVICES -  4.3%
Air Transportation - 0.3%
           7,800   Northwest Airlines Corp., Class A(a) ..........   $  265,687
                                                                     ----------
Gas Services - 1.9%
          15,400   Columbia Energy Group .........................      740,163
          19,100   Sonat, Inc. ...................................      682,825
                                                                     ----------
                                                                      1,422,988
                                                                     ----------
Telecommunication -  2.1%
          19,550   MediaOne Group(a) .............................    1,594,546
                                                                     ----------
Total Common Stock
 (cost of $41,533,890)                                               46,866,378
                                                                     ----------
             Par   CORPORATE FIXED INCOME BONDS - 19.3%
----------------   ------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 6.6%
Depository Institutions - 0.8%
        $550,000   J.P. Morgan & Co., Inc.,
                   7.625% 9/15/04 ................................      587,422
                                                                     ----------
Insurance Carriers - 1.3%
           400,00   Conseco, Inc., 7.875% 12/15/00 ................      406,236
          550,000   Lincoln National Corp.,
                    6.500% 3/15/08 ................................      546,458
                                                                      ----------
                                                                         952,694
                                                                      ----------
Nondepository Credit Institutions - 3.3%
           250,000   American Express Credit Corp.,
                     6.500% 8/1/00 .................................      252,973
           550,000   Ford Motor Credit Co.,
                     6.250% 11/8/00 ................................      555,352
           500,000   General Motors Acceptance Corp.:
                     8.000% 10/01/99 ...............................      505,570
           655,000    9.000% 10/15/02 ..............................      716,668
           525,000   Household Finance Corp.,
                     6.000% 5/8/00 .................................      526,181
                                                                       ----------
                                                                        2,556,744
                                                                       ----------
Security Brokers & Dealers - 1.2%
           550,000   Bear Stearns Cos., Inc.,
                      6.875% 10/01/05 ..............................      559,966
           350,000   Merrill Lynch & Co., Inc.,
                      6.020% 5/11/01 ...............................      351,628
                                                                       ----------
                                                                          911,594
                                                                       ----------

CRABBE HUSON MANAGED INCOME & EQUITY FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999

      Par                                                   Value
---------     -------------------------------------   -----------
              CORPORATE FIXED INCOME BONDS - (continued)
              ------------------------------------------
MANUFACTURING - 6.1%
Chemicals & Allied Products - 1.2%
$  550,000    Eli Lilly & Co.,
               8.375% 12/01/06 .....................   $  627,968
   300,000    Upjohn Co.,
               5.875% 4/15/00 ......................      301,257
                                                       ----------
                                                          929,225
                                                       ----------
Fabricated Metal - 0.7%
   550,000    Snap-on, Inc.,
               6.625% 10/01/05 .....................      552,860
                                                       ----------
Food & Kindred Products - 1.3%
   550,000    Anheuser Busch Cos., Inc.,
               7.000% 9/01/05 ......................      563,349
   450,000    PepsiCo, Inc.,
               5.875% 6/01/00 ......................      452,331
                                                        ---------
                                                        1,015,680
                                                        ---------
Machinery & Computer Equipment - 1.6%
   600,000    International Business Machines Corp.:
               7.250% 11/01/02 .....................      626,826
   540,000     5.945% 5/14/01 ......................      543,170
                                                       ----------
                                                        1,169,996
                                                       ----------
Rubber & Plastic - 0.4%
   300,000    Premark International, Inc.,
               6.875% 11/15/08 .....................      295,059
                                                       ----------
Stone, Clay, Glass & Concrete - 0.9%
   650,000    Owens-Illinois, Inc.,
                7.350% 5/15/08 ......................      640,933
                                                        ----------
RETAIL TRADE - 0.7%
Food Stores
   550,000     Kroger Co.,
                7.000% 5/01/18 ......................      544,715
                                                        ----------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITATION SERVICES - 5.9%
               Cable - 0.3%
   200,000      Jones Intercable, Inc.,
                10.500% 3/01/08 .....................      219,000
                                                        ----------
Electric Services - 0.9%
   700,000      PacifiCorp,
                 6.375% 5/15/08 ......................     700,434
                                                        ----------

CRABBE HUSON MANAGED INCOME & EQUITY FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999

       Par                                                       Value
----------      -----------------------------------------   ----------
                 CORPORATE FIXED INCOME BONDS - (continued)
                 ------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITATION SERVICES - (continued)
Sanitary Services - 0.8%
$  600,000      WMX Technologies, Inc.,
                 6.700% 5/01/01 .........................   $  608,244
                                                            ----------
Telecommunication - 3.9%
   500,000      AT&T Corp.,
                 7.750% 3/01/07 .........................      549,495
   650,000      CBS Corp.,
                 7.150% 5/20/05 .........................      666,348
   550,000      GTE South, Inc.,
                 6.000% 2/15/08 .........................      540,194
   550,000      SBC Communications, Inc.,
                 6.250% 3/01/05 .........................      555,126
   660,000      US West Communications,
                 6.625% 9/15/05 .........................      676,262
                                                            ----------
                                                             2,987,425
                                                            ----------
Total Corporate Fixed Income Bonds
 (cost of $14,387,383)                                      14,672,025
                                                            ----------
                US GOVERNMENT AGENCIES & OBLIGATIONS - 15.4%
                --------------------------------------------
GOVERNMENT AGENCIES - 13.0%
   404,628      Federal Home Loan Mortgage Corp.:
    24,455       9.250% 11/01/16 ........................       26,114
                 9.000% 4/01/17 .........................      428,966
   851,114       8.000% 6/01/26 .........................      895,797
   643,075       7.500% 9/01/25 .........................      668,796
 2,139,258       7.000% 11/01/25 ........................    2,194,065
 1,000,000       5.850% 2/21/06 .........................    1,004,370
                                                            ----------
                                                             5,218,108
                                                            ----------
 1,200,000      Federal National Mortgage Association,
                 8.250% 12/18/00 ........................    1,253,064
                                                            ----------
   829,805      Government National Mortgage Association:
                 7.000% 12/15/27 ........................      841,986
 1,890,444       7.000% 06/15/28 ........................    1,918,196

CRABBE HUSON MANAGED INCOME & EQUITY FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999


       Par                                                                   Value
-------------   --------------------------------------------------------   ----------
               US GOVERNMENT AGENCIES & OBLIGATIONS - (continued)
               --------------------------------------------------
GOVERNMENT AGENCIES - (continued)
$  662,917   Government National Mortgage Association
              6.500% 11/15/28 ...........................................  $    658,562
                                                                           ------------
                                                                              3,418,744
                                                                           ------------
US GOVERNMENT OBLIGATIONS - 2.4%
              U.S. Treasury Bonds:
    15,000     5.500% 8/15/28 ...........................................        14,295
   125,000     6.375% 8/15/27 ...........................................       133,496
   140,000     6.625% 2/15/27 ...........................................       153,978
 1,010,000     6.750% 8/15/26 ...........................................     1,125,988
              U.S. Treasury Notes:
   330,000     6.500% 11/15/26 ..........................................       357,123
    15,000     4.750% 2/15/04 ...........................................        14,705
                                                                           ------------
                                                                              1,799,585
                                                                           ------------
Total Government Obligations
 (cost of $11,313,643)                                                       11,689,501
                                                                           ------------
                         ASSET BACKED SECURITIES - 0.7%
                         ------------------------------
   500,000      Green Tree Financial Corp.,
                Series 1997-7, Class A-5,
                 6.540% 7/15/19 (cost of $499,874) ........................       504,020
                                                                             ------------
Total Investments
 (cost of $67,734,790)(b)                                                      73,731,924
                                                                              ------------
                         SHORT-TERM OBLIGATIONS - 8.2%
                         -----------------------------
$1,647,000       Repurchase agreement with ABN AMRO Chicago Corp.,
                 dated 04/30/99, due 05/03/99 at 4.870%, collateralized by
                 a U.S. Treasury bond with a maturity of 2002, market
                 value $1,668,377 (repurchase proceeds $1,647,868)..........     1,647,000
 4,554,161       Navigator Securities Lending Trust-Prime Portfolio
                 4.900%(c) .................................................     4,554,161
                                                                              ------------
Total Short-Term Obligations                                                     6,201,161
                                                                              ------------
OTHER ASSETS & LIABILITIES, NET - (5.3)%                                        (4,050,265)
                                                                              ------------
NET ASSETS - 100.0%                                                           $ 75,882,820
                                                                              ============

(a) Non-income producing.
(b) Cost for federal income tax purposes is the same.
(c) Investment of collateral received for securities loaned in Navigator Securities Lending Trust-Prime Portfolio. As of April 30, 1999, the market value of the securities on loan is $4,399,888.

CRABBE HUSON REAL ESTATE INVESTMENT FUND (CHREX)

Improvement in REIT sector helped Fund outperform benchmark

In 1998, real estate investment trusts (REITs) experienced one of the most severe corrections in their history. However, over the past six months, the investment environment for REITs has improved markedly, as investors' concerns about a global recession and overdevelopment have been allayed by numerous signs of economic strength and rational building levels. Furthermore, REITs also have benefited from the resurgence of small-cap stocks and cyclicals in recent months. For the six-month period ended April 30, 1999, Crabbe Huson Real Estate Investment Fund generated a total return of 8.69% for Class A shares, based on net asset value. The Morgan Stanley REIT Index returned 4.15% for the same period.(1)

Our outperformance of the Morgan Stanley REIT Index resulted in part from our barbell strategy, which consisted of overweighting large, liquid REIT market leaders such as Equity Office Properties (5.1% of total net assets) and Public Storage (5.2%), as well as higher yielding, "turnaround" REITs such as Meditrust (4.0%) and Healthcare Realty (3.2%). As contrarians, we had a relatively small exposure to the market leaders during the first part of 1998. This strategy was based on our belief that these stocks had been overbought and had significant downside risk should the market change course. This strategy worked well when the Asian and Russian currency crises struck, fears of a global recession escalated and investors fled the real estate market. As we anticipated, the large-cap, highly liquid REITs were among the first to decline. By autumn 1998, we were buying these same stocks because they were inexpensive, and we anticipated that the large REITs would lead the advance when capital re-entered the oversold real estate sector.

Out-of-favor REITs represent opportunity

Mid- and small-cap REITs have not recovered to the extent of the larger-cap REITs. However, our analysis indicates that many of these stocks offer strong cash flows, adequate dividend coverage and solid growth rates. Although REIT share prices fell last year, cash flow per share increased and many companies raised their dividends. The average dividend yield on REITs now exceeds 8.0%, well above the average 1.2% yield on the S&P 500. This presents an exceptional opportunity for yield-oriented investors, and we believe higher yielding REITs will generate solid returns once broader confidence returns to the real estate market.
----------------------
(1)The Morgan Stanley REIT Index is an unmanaged index that tracks the performance of real estate investment trust securities. Unlike mutual funds, indexes are not investments, do not incur fees or charges and are not professionally managed. It is not possible to invest directly in an index.

CRABBE HUSON REAL ESTATE INVESTMENT FUND

Continued economic strength a positive for REIT stocks

Looking ahead, we are encouraged by increasingly favorable trends in the real estate market. A stronger economy along with rising occupancies and rents should encourage increased capital flow into REITs from real estate funds and value-oriented funds. If this occurs, we believe that share prices of REITs are primed to better reflect the value of their underlying assets.

/s/ John E. Maack Jr., CFA                /s/ Michael B. Stokes
    John E. Maack Jr., CFA                    Michael B. Stokes

                   Crabbe Huson Real Estate Investment Fund
                          Average Annual Total Returns
                             As of April 30, 1999


--------------------------------------------------------------------------------------------------------------------------
                          Class A Shares               Class B Shares              Class C Shares          Class Z Shares
                        NAV            POP           NAV          w/CDSC          NAV          w/CDSC
Inception Date:              4/1/1994                    1/27/1999                    1/27/1999              1/29/1999
 1 Year                 -8.63%        -12.97%        -8.84%        -13.05%        -8.84%        -9.68%          -8.62%
 5 Years                 9.66%          8.60%         9.61%          9.33%         9.61%         9.61%           9.66%
 Life of Fund            9.94%          8.90%         9.89%          9.62%         9.89%         9.89%           9.95%
--------------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include initial sales charges or contingent deferred sales charges (CDSCs). Public offering price (POP) returns include the maximum sales charge of 4.75% for Class A shares. The CDSC returns reflect the maximum applicable charges of 5% for one year, 2% for five years and 2% for Life of Fund for Class B shares; and 1% for one year for Class C shares. Class Z shares (institutional shares) are also offered without sales charges or contingent deferred sales charges.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B, Class C and Class Z share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of Class B and Class C shares would have been lower.

CRABBE HUSON REAL ESTATE INVESTMENT FUND
INVESTMENT PORTFOLIO (Unaudited)

April 30, 1999

     Shares                                                          Value
-----------                                                     ----------
                             COMMON STOCKS - 95.2%
                             ---------------------
FINANCE, INSURANCE & REAL ESTATE - 95.2%
Apartments - 10.3%
   12,900     Archstone Communities Trust ....................   $ 292,669
   17,217     Camden Property Trust ..........................     464,859
   10,575     Post Properties, Inc. ..........................     419,034
   13,500     Summit Properties, Inc. ........................     246,575
                                                                 ---------
                                                                 1,423,137
                                                                 ---------
                               Diversified - 13.4%
   14,400     Cadillac Fairview Corporation.(a) ..............     288,900
    9,500     Castle & Cooke Inc.(a) .........................     140,125
   20,000     Catellus Development Corp.(a) ..................     307,500
   15,000     Glenborough Realty Trust Inc. ..................     257,813
   45,000     Meditrust Companies. ...........................     559,688
    7,500     Spieker Properties, Inc. .......................     294,375
                                                                 ---------
                                                                 1,848,401
                                                                 ---------
Financial - 2.2%
    7,900     Chicago Title Corp. ............................     308,594
                                                                 ---------
Healthcare - 5.9%
   25,100     Brookdale Living Communities, Inc.(a) ..........     379,638
   20,325     Healthcare Realty Trust, Inc. ..................     443,339
                                                                 ---------
                                                                   822,977
                                                                 ---------
                                Industrial - 6.6%
   15,000     AMB Property Corp. .............................     330,000
   12,500     First Industrial Realty Trust, Inc. ............     335,938
   12,000     Prologis Trust .................................     252,000
                                                                 ---------
                                                                   917,938
                                                                 ---------
                                 Lodging - 10.7%
   17,200     Felcor Lodging Trust Inc.(a) ...................     411,725
   23,000     Host Marriott Corp. ............................     306,188
   24,149     Patriot American Hospitality, Inc. .............     122,254
   45,900     Silverleaf Resorts, Inc. .......................     364,331
   30,000     Sunstone Hotel Investors, Inc. .................     275,625
                                                                 ---------
                                                                 1,480,123
                                                                 ---------
Manufactured Homes - 6.3%
   28,400     Asset Investors Corp. ..........................     410,025
   58,000     Commercial Assets, Inc. ........................     304,500
    6,000     Manufactured Home Communities, Inc. ............     151,875
                                                                 ---------
                                                                   866,400
                                                                 ---------

CRABBE HUSON REAL ESTATE INVESTMENT FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999


  Shares                                                                              Value
--------      -----------------------------------------------------------       -----------
                          COMMON STOCKS - (continued)
                          ---------------------------
FINANCE, INSURANCE & REAL ESTATE - (continued)
Office - 16.9%
  23,500      Brandywine Realty Trust ....................................     $   443,563
  10,500      Crescent Real Estate Equities Co. ..........................         234,938
  25,400      Equity Office Properties Trust .............................         700,088
  14,100      Prentiss Properties Trust ..................................         304,913
  12,700      Tower Realty Trust, Inc. ...................................         260,350
  18,000      TrizecHahn Corp. ...........................................         382,500
                                                                               -----------
                                                                                 2,326,352
                                                                               -----------
Regional Malls - 6.2%
    4,000     General Growth Properties ..................................         147,250
  18,650      Gilmcher Realty Trust ......................................         315,884
  13,640      Simon Property Group, Inc. .................................         391,298
                                                                               -----------
                                                                                   854,432
                                                                               -----------
Storage - 5.2%
    25,700    Public Storage, Inc. .......................................         716,388
                                                                               -----------
Strip Malls - 4.7%
    16,200    Kranzco Realty Trust. ......................................         226,800
  30,000      Philips International Realty Corp. .........................         431,250
                                                                               -----------
                                                                                   658,050
                                                                               -----------
Triple Net Lease - 6.8%
    20,000    Capital Automotive REIT ....................................         260,000
  11,000      Franchise Finance Corp. of America .........................         255,063
  21,937      Prison Realty Corp. ........................................         427,772
                                                                               -----------
                                                                                   942,835
                                                                               -----------
Total Investments
 (cost of $13,187,800)(b)                                                       13,165,627
                                                                               -----------

     Par                    SHORT-TERM OBLIGATIONS - 9.1%
--------                    -----------------------------
$276,000      Repurchase agreement with ABN AMRO Chicago Corp.,
              dated 04/30/99, due 05/03/99 at 4.870%, collateralized by
              a U.S. Treasury bond with a maturity of 2002, market
              value $279,582 (repurchase proceeds $276,512) ..............         276,000
 987,000      Navigator Securities Lending Trust-Prime Portfolio 4.900%(c)         987,000
                                                                               -----------
Total Short-term obligations                                                      1,263,000
                                                                                -----------
OTHER ASSETS & LIABILITIES, NET - (4.3)%                                           (591,546)
                                                                                -----------
NET ASSETS - 100.0%                                                             $13,837,081
                                                                                ===========

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for federal income tax purposes is the same.
(c) Investment of collateral received for securities loaned in Navigator Securities Lending Trust-Prime Portfolio. As of April 30, 1999, the market value of the securities on loan is $956,244.

CRABBE HUSON SMALL CAP FUND (CHSCX)

Small cap stocks underperformed market early in period

Going into the period, investors continued to avoid all but a short list of small-cap stocks. Of the 2000 small stocks in the Russell 2000 Index, only about 25% generated positive returns. Most of the small-cap market leaders were concentrated in high-flying Internet stocks. As contrarian managers, we did not invest the Small Cap Fund's assets in such momentum-driven stocks. Instead, we purchased stocks of out-of-favor industries that we believed offered substantial earnings power, represented essential industrial components, and were priced well below their fundamental value. For example, many of the Fund's investments in technology manufacturing (20% of net assets), energy (10%) and basic materials (13%) appeared significantly undervalued by all historic measurements. While these stocks performed poorly during the first few months of the period, we remained satisfied that there were no fundamental reasons for long-term price weakness.

For the six-month period ended April 30, 1999, Crabbe Huson Small Cap Fund generated a total return of 1.50% for Class A shares, based on net asset value. The Russell 2000 Index generated a six-month return of 15.16%.(1) While the portfolio's return fell short of the Index over the six months, the Fund's holdings surpassed the benchmark during the final month of the period when investor sentiment shifted toward reasonably valued cyclical stocks. For the month of April, the Fund returned 11.35% for Class A shares at net asset value, versus 8.96% for the Russell 2000.

Shift in market sentiment favorable for Fund

During the first quarter of 1999, investor psychology underwent a significant shift. Better-than-expected economic reports from many corners of the world -- the United States, Asia and Brazil among them -- boosted investors' confidence in the market. Commodity prices began to improve, and oil rose from $12 to $19 per barrel. Investors once again began to examine stocks' fundamentals, including their earnings power and the potential performance leverage resulting from a market shift into these undervalued securities. As a result, a number of economically sensitive market sectors began to advance, including energy and basic materials. These conditions were favorable for the Fund, and many of the portfolio's holdings appreciated significantly during the last month of the period.

Small cap stocks should benefit from continued economic strength

The turnaround in global economies as well as non-inflationary growth in the U.S. set the stage for an impressive small-stock rally in March and April of 1999. Looking ahead, we believe that small-cap market participation should continue as long as the economy remains strong and earnings remain stable. The Fund's performance already

----------------------
(1)The Russell 2000 Index is an unmanaged index that tracks the performance of small-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments, do not incur fees or charges and are not professionally managed. It is not possible to invest directly in an index.

CRABBE HUSON SMALL CAP FUND

has begun to reflect the market's renewed emphasis on stock selection rather than market momentum. We believe the Fund has the potential to benefit from what we view as pent-up market demand for reasonably priced, economically

/s/ James E. Crabbe                    /s/ John W. Johnson, CFA
    James E. Crabbe                        John W. Johnson, CFA

            Crabbe Huson Small Cap Fund Average Annual Total Returns
                             As of April 30, 1999

-------------------------------------------------------------------
                          Class A Shares           Class I Shares
                         NAV            POP
Inception Date:              2/16/1996               10/10/1996
 1 Year                 -37.87%        -41.44%         -37.67%
 Life of Fund            -0.72%         -2.54%          -0.43%
-------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include initial sales charges or contingent deferred sales charges (CDSCs). Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. Class I shares (institutional shares) do not include sales charges or contingent deferred sales charges.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class I share performance information includes returns of the Fund's Class A shares for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and Class I shares.

CRABBE HUSON SMALL CAP FUND
INVESTMENT PORTFOLIO (Unaudited)

April 30, 1999

    Shares                                                               Value
----------     -------------------------------------------------   -----------
                               COMMON STOCKS - 99.1%
                               ---------------------
FINANCE, INSURANCE & REAL ESTATE - 11.7%
Insurance Carriers - 5.8%
   280,000     Mid Atlantic Medical Services, Inc.(a) ..........   $ 2,555,000
    61,400     Risk Capital Holdings, Inc.(a) ..................       890,300
                                                                   -----------
                                                                     3,445,300
                                                                   -----------
Nondepository Credit Institute - 5.9%
   511,500     Arcadia Financial Ltd.(a) .......................     3,484,594
                                                                   -----------
                                MANUFACTURING - 40.0%
                                   Apparel - 5.9%
   250,900     Oakley, Inc.(a) .................................     1,724,938
   205,000     Phillips-Van Heusen .............................     1,793,750
                                                                   -----------
                                                                     3,518,688
                                                                   -----------
Chemicals & Allied Products - 1.0%
   217,700     Interneuron Pharmaceuticals, Inc.(a) ............       571,463
                                                                   -----------
Electrical Industrial Equipment - 3.2%
   142,400     Actel Corp.(a) ..................................     1,922,400
                                                                   -----------
Electronic & Electrical Equipment - 8.4%
   110,000     Checkpoint Systems, Inc. ........................     1,079,375
   213,000     PictureTel Corporation(a) .......................     1,757,250
   177,900     Sensormatic Electronics Corp. ...................     2,134,795
                                                                   -----------
                                                                     4,971,420
                                                                   -----------
Electronic Components - 1.1%
   223,100     HMT Technology Corporation(a) ...................       641,413
                                                                   -----------
Machinery & Computer Equipment - 5.2%
   255,300     Auspex Systems, Inc.(a) .........................     1,819,013
   284,400     Mylex Corp.,(a) .................................     1,297,575
                                                                   -----------
                                                                     3,116,588
                                                                   -----------
Measuring & Analyzing Instruments - 1.9%
   197,300     Flanders Corporation(a) .........................       530,244
    86,700     Input/Output, Inc.(a) ...........................       628,575
                                                                   -----------
                                                                     1,158,819
                                                                   -----------
Paper Products - 0.8%
    37,100     Longview Fibre Co. ..............................       482,300
                                                                   -----------
Primary Metal - 10.0%
   191,800     Century Aluminum Company ........................     1,534,400
   112,300     Huntco Inc. .....................................       435,163
   197,200     Ispat International NV ..........................     2,575,925
    87,200     Oregon Steel Mills, Inc. ........................     1,427,900
                                                                   -----------
                                                                     5,973,388
                                                                   -----------

CRABBE HUSON SMALL CAP FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999


       Shares                                                              Value
-------------   --------------------------------------------------   -----------
                          COMMON STOCKS - (continued)
                          ---------------------------
MANUFACTURING - (continued)
Transportation Equipment - 2.5%
        96,000   Wabash National Corporation .....................   $ 1,506,000
                                                                     -----------
MINING & ENERGY - 9.8%
Nonmetallic, Except Fuels - 0.7%
     2,533,200   Tahera Corp.(a) .................................       416,988
                                                                     -----------
Oil & Gas Extraction - 5.8%
       205,100   Forest Oil Corp.(a) .............................     2,051,000
       399,800   Grey Wolf, Inc.(a) ..............................       949,525
        31,900   Tom Brown, Inc.(a) ..............................       476,506
                                                                     -----------
                                                                       3,477,031
                                                                     -----------
Oil & Gas Field Services - 3.3%
        55,000   Marine Drilling Companies, Inc.(a) ..............       945,313
        63,300   Nuevo Energy Company(a) .........................     1,004,888
                                                                     -----------
                                                                       1,950,201
                                                                     -----------
RETAIL TRADE - 3.0%
Apparel & Accessory Stores - 2.3%
       121,900   The Cato Corporation ............................     1,371,375
                                                                     -----------
Home Furnishings & Equipment -  0.7%
        58,300   The Bombay Company, Inc.(a) .....................       371,663
                                                                     -----------
SERVICES - 21.2%
Business Services -  6.9%
       259,434   Safety-Kleen Corp.(a) ...........................     4,118,515
                                                                     -----------
Computer Related Services - 6.9%
       149,200   Mentor Graphics Corporation(a) ..................     1,809,050
       154,000   Sequent Computer Systems, Inc.(a) ...............     1,684,375
       207,000   Vysis, Inc.(a) ..................................       621,000
                                                                     -----------
                                                                       4,114,425
                                                                     -----------
Computer Software - 2.6%
       119,700   CCC Information Services Group Inc.(a) ..........     1,556,100
                                                                     -----------
Health Services - 4.8%
       206,000   Coventry Health Care Inc.(a) ....................     1,892,625
       119,400   Integrated Health Services, Inc. ................       574,613
       222,700   PhyMatrix Corp.(a) ..............................       354,928
                                                                     -----------
                                                                       2,822,166
                                                                     -----------
TRANSPORTATION, COMMUNICATION
GAS, & SANITATION SERVICES - 9.7%
                      Communications - 1.4%
       199,500   Precision Response Corp.(a) .....................       835,406
                                                                     -----------

CRABBE HUSON SMALL CAP FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999

       Shares                                                                   Value
-------------   --------------------------------------------------------   ----------
                          COMMON STOCKS - (continued)
                          ---------------------------
TRANSPORTATION, COMMUNICATION
GAS, & SANITATION SERVICES - (continued)
Gas Services - 2.2%
    168,900    KCS Energy, Inc. ........................................ $   232,238
    124,388    Western Gas Resources, Inc. .............................   1,088,395
                                                                         -----------
                                                                           1,320,633
                                                                         -----------
Motor Freight & Warehousing - 6.1%
     56,100    J.B. Hunt Transport Services, Inc. ......................   1,167,581
    136,900    Yellow Corp. ............................................   2,429,975
                                                                         -----------
                                                                           3,597,556
                                                                         -----------
WHOLESALE TRADE - 3.7%
Nondurable Goods
    252,600    Fleming Co., Inc. .......................................   2,210,250
                                                                         -----------
Total Investments - (cost of $94,502,097)(b)                             $58,954,682
                                                                         -----------
         Par           SHORT-TERM OBLIGATIONS - 17.1%
-----------            ------------------------------
$10,204,532    Navigator Securities Lending Trust-Prime
               Portfolio 4.900% (c) ....................................  10,204,532
                                                                         -----------
OTHER ASSETS & LIABILITIES, NET - (16.2)%                                 (9,661,171)
                                                                         -----------
NET ASSETS - 100.0%                                                      $59,498,043
                                                                         ===========

(a) Non-income producing.
(b) Cost for federal income tax purposes is the same.
(c) Investment of collateral received for securities loaned in Navigator Securities Lending Trust-Prime Portfolio. As of April 30, 1999, the market value of the securities on loan is $9,217,636.

THE CRABBE HUSON SPECIAL FUND, INC. (CHSPX)

Fund maintained contrarian focus

Throughout most of the period, a small number of select high-growth stocks drove the Russell 2000 Index while most small-cap stocks continued to languish. As contrarian managers, we had none of the Fund's assets invested in the momentum-driven Internet and related technology stocks that comprised the short list of market leaders. Instead, we took advantage of some of the lowest small-cap stock prices since the end of World War II and concentrated our investments in stocks of out-of-favor industries such as energy (21% of net assets), basic materials (21%) and technology manufacturing (12%). Although these stocks lagged the Index well into the new year, we remained convinced that there was no permanent reason for long-term underperformance.

For the six-month period ended April 30, 1999, The Crabbe Huson Special Fund generated a total return of 7.65% for Class A shares, based on net asset value. The Russell 2000 Index generated a return of 15.16% for the same period.(1) While the Fund lagged the Index over the six months, the portfolio's holdings significantly outpaced the Russell 2000 during the last month of the period when investors shifted their attention to the earnings power of the cyclical and value-oriented stocks currently emphasized by our investment strategy. In the month of April, the Fund returned 21.79% versus 8.96% for the Index.

Change in market sentiment helped boost returns late in period

As we progressed through the first quarter of 1999, we noted the presence of several catalysts that ultimately began to change investor sentiment. Domestic economic reports were better than expected, and inflation remained in check. Brazil's currency devaluation failed to lead to a widespread recession. Asia's troubled economies appeared to be stabilizing and selectively turning up. Finally, signs of global economic strength translated into recovering commodity prices as oil, agricultural and metal prices rose from depressed levels. An agreement in late March by the Organization of Petroleum Exporting Countries
(OPEC) and non-OPEC oil producers to cut production played a key part in boosting oil prices. As investor sentiment shifted at the end of March, the market's attention refocused on corporate earnings. This reorientation stimulated a run-up in the stock prices of economically sensitive industry sectors such as energy and chemicals. The portfolio was well positioned to benefit from this trend, and its investments in stocks like Snyder Oil (7.1% of total net assets), Century Aluminum (2.1%) and Actel Corp. (1.0%) generated substantial price gains during the final month of the period.
----------------------
(1)The Russell 2000 Index is an unmanaged index that tracks the performance of small-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments, do not incur fees or charges and are not professionally managed. It is not possible to invest directly in an index.

THE CRABBE HUSON SPECIAL FUND, INC.

Recovery of small-cap stocks hinging on continued economic strength

We believe that recovering global economic activity along with a strong domestic economy have provided a much-needed catalyst for the small-cap market. Looking ahead, we also believe the recovery of small-cap stocks should be sustainable as long as the business cycle remains stable. The Fund's performance during the last part of the period reflects these trends, with some of its investments doubling from their lows. That said, small stocks remain attractively valued by almost any measure, which could support potential price gains. These conditions favor contrarian strategies like ours and we believe the Fund is well positioned in this environment


/s/ James E. Crabbe                    /s/ John W. Johnson, CFA
    James E. Crabbe                        John W. Johnson, CFA

           The Crabbe Huson Special Fund Average Annual Total Returns
                             As of April 30, 1999

-------------------------------------------------
                           Class A Shares
                           NAV            POP
Inception Date:                4/9/1987
 1 Year                 -36.81%        -40.44%
 5 Years                 -2.10%         -3.26%
 10 Years                 7.69%          7.06%
-------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include initial sales charges or contingent deferred sales charges (CDSCs). Public offering price (POP) returns include the maximum sales charge of 5.75%.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

THE CRABBE HUSON SPECIAL FUND, INC.
INVESTMENT PORTFOLIO (Unaudited)

April 30, 1999

       Shares                                                           Value
-------------   ------------------------------------------------    ---------
                             COMMON STOCKS - 106.1%
                             ----------------------
FINANCE, INSURANCE & REAL ESTATE - 15.9%
Insurance Carriers - 8.6%
        346,800   Mid Atlantic Medical Services, Inc. ...........   $3,164,550
         46,240   PICO Holdings, Inc. ...........................      901,680
        189,700   Risk Capital Holdings, Inc.(a) ................    2,750,650
                                                                    ----------
                                                                     6,816,880
                                                                    ----------
Nondepository Credit Institutions - 7.3%
         854,900   Arcadia Financial Ltd. .......................    5,824,006
                                                                    ----------
                    MANUFACTURING - 35.0%
                       Apparel - 5.3%
         314,600   Oakley, Inc.(a) ..............................    2,162,875
         236,700   Phillips-Van Heusen ..........................    2,071,125
                                                                    ----------
                                                                     4,234,000
                                                                    ----------
Chemicals & Allied Products - 0.8%
          253,500   Interneuron Pharmaceuticals, Inc. ............     665,438
                                                                    ----------
Electrical Industrial Equipment - 1.0%
           59,500   Actel Corp. ..................................     803,250
                                                                    ----------
Electronic & Electrical Equipment - 5.7%
          119,900   Checkpoint Systems, Inc. .....................   1,176,519
          160,900   PictureTel Corporation(a) ....................   1,327,425
          167,000   Sensormatic Electronics Corp. ................   2,004,000
                                                                    ----------
                                                                     4,507,944
                                                                    ----------
Electronic Components - 0.7%
          200,300   HMT Technology Corporation(a) ................     575,863
                                                                    ----------
Paper Products - 6.3%
          387,300   Longview Fibre Co. ...........................   5,034,900
                                                                    ----------
Primary Metal - 12.6%
          206,900   Century Aluminum Company .....................   1,655,200
           57,600   Huntco Inc. ..................................     223,200
          364,000   Ispat International NV .......................   4,754,750
          207,300   Oregon Steel Mills, Inc. .....................   3,394,538
                                                                    ----------
                                                                    10,027,688
                                                                    ----------
Transportation Equipment - 2.6%
          131,100   Wabash National Corp. ........................   2,056,631
                                                                    ----------
MINING & ENERGY - 22.6%
Nonmetallic, Except Fuels - 1.6%
        7,527,400   Tahera Corp.(a) ..............................   1,239,079
                                                                    ----------
Oil & Gas Extraction - 16.1%
           492,500   Forest Oil Corp.(a) .........................    4,925,000
           924,900   Grey Wolf, Inc.(a) ..........................    2,196,638
           311,300   Snyder Oil Corp. ............................    5,661,769
                                                                     ----------
                                                                     12,783,407
                                                                     ----------

THE CRABBE HUSON SPECIAL FUND, INC.
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999


    Shares                                                           Value
----------     -------------------------------------------    ------------
                          COMMON STOCKS - (continued)
                          ---------------------------
MINING & ENERGY - (continued)
Oil & Gas Field Services - 4.9%
   124,900   Marine Drilling Co., Inc.(a) .................    $  2,146,719
   109,500   Nuevo Energy Co., Inc.(a) ....................       1,738,313
                                                               ------------
                                                                  3,885,032
                                                               ------------
RETAIL TRADE - 1.6%
Home Furnishings & Equipment
   193,900   The Bombay Co., Inc. .........................       1,236,113
                                                               ------------
                  SERVICES - 20.9%
Business Services - 8.2%
   411,900   Safety-Kleen Corp. ...........................       6,538,913
                                                               ------------
Computer Related Services - 4.3%
   105,500    Mentor Graphics Corp. .......................       1,279,188
   175,200    Sequent Computer Systems, Inc. ..............       1,916,250
    61,500    Vysis, Inc. .................................         184,500
                                                               ------------
                                                                  3,379,938
                                                               ------------
Health Services - 8.4%
   566,500     Coventry Health Care Inc. ..................       5,204,719
    43,400     IDEXX Labs, Inc.(a) ........................         981,925
    73,200     Integrated Health Services, Inc.(a) ........         352,275
    62,800     PhyMatrix Corp. (a) ........................         100,088
                                                               ------------
                                                                  6,639,007
                                                               ------------
TRANSPORTATION, COMMUNICATION, ELECTRIC
GAS & SANITATION SERVICES - 5.8%
Gas Services - 0.1%
    60,000     KCS Energy, Inc. ...........................          82,500
                                                               ------------
Motor, Freight & Warehousing - 5.7%
    60,400     J.B. Hunt Transport Services, Inc. .........       1,257,075
   182,600     Yellow Corp. ...............................       3,241,150
                                                               ------------
                                                                  4,498,225
                                                               ------------
WHOLESALE TRADE - 4.3%
Nondurable Goods
   387,000     Fleming Co., Inc. ..........................       3,386,250
                                                               ------------
Total Common Stocks
 (cost of $121,901,446)(b)                                       84,215,064
                                                               ------------
OTHER ASSETS & LIABILITIES, NET - (6.1)%                         (4,877,767)
                                                               ------------
NET ASSETS - 100.0%                                            $ 79,337,297
                                                               ============

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for federal tax purposes is the same.

CRABBE HUSON CONTRARIAN INCOME FUND (CHINX)

Fund outperformed benchmark index during the period


For the six-month period ended April 30, 1999, Crabbe Huson Contrarian Income Fund generated a total return of 1.00% for Class A shares, based on net asset value. For the same period, the Lehman Brothers Government/Corporate Bond Index returned -0.12%.(1)

Interest rate and credit risk strategies helped performance

The Fund outperformed its benchmark index through a combination of interest rate and credit risk management. At the beginning of the period, bond market enthusiasm was high. The Federal Reserve Board had reduced interest rates three times in six weeks. Furthermore, global investors continued to flock to the high credit quality and liquidity of Treasury securities, which further helped support bond prices and keep yields down. However, our contrarian approach led us to believe that interest rates were artificially low and that the bond market was positioned to reverse direction. In response, we reduced the portfolio's sensitivity to potentially rising rates by shortening the Fund's average maturity from approximately nine years to six years. This strategy worked well when interest rates rose by more than 50 basis points between January and April.

We had similar success with our credit risk management strategy. Historically, the credit quality of the portfolio's holdings has been very high. In fact, six months ago we had approximately 95% of the Fund's assets invested in higher-quality bonds rated "A" or better by a nationally recognized bond rating agency. We decided to increase our holdings in the lower quality, high-yield sector of the bond market. At that time, investors were still uncertain about the outlook for the U.S. economy and were demanding very high yields for bonds in this sector, which drove prices down to bargain levels. Since we believed that such low prices were unwarranted, we aggressively added to our investments in lower quality corporate bonds whose credit quality appeared sound. By the end of 1998, we had increased our investment in this sector to approximately 30%. When prices of bonds in the high-yield sector rose over the second half of the period, the Fund's high-yield holdings performed well, contributing significantly to its performance.

CRABBE HUSON CONTRARIAN INCOME FUND

Fund maintained consistent top performance

The Fund continued to perform well relative to its Lipper peer group.(1) As we look further into 1999, we plan to continue employing our strategy of shortening duration and seeking attractive lower quality bonds. Should current market conditions prevail in the coming months, we believe the Fund is

/s/ Garth R. Nisbet, CFA              /s/ Paul C. Rocheleau
    Garth R. Nisbet, CFA                  Paul C. Rocheleau
----------------------
(1)Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper Corporate Debt Funds A-Rated Category was 0.38% for the six months ended April 30, 1999. The Fund's Class A shares were ranked in the second quartile for the six-month period (48 of 162), in the first quartile for the 1 year (1 out of 156 funds), in the first quartile for the 5 years (12 out of 85 funds) and in the fourth quartile for 10 years (40 out of 42 funds). Rankings do not include sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

        Crabbe Huson Contrarian Income Fund Average Annual Total Returns
                              As of April 30, 1999

---------------------------------------------------------------
                        Class A Shares         Class I Shares
                        NAV          POP
Inception Date:            1/31/1989             10/1/1998
 1 Year                 8.22%        3.08%          8.67%
 5 Years                8.03%        6.98%          8.12%
 10 Years               7.65%        7.12%          7.69%
---------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include initial sales charges or contingent deferred sales charges (CDSCs). Public offering price (POP) returns include the maximum sales charge of 4.75% for Class A shares. Class I shares (institutional shares) are offered without sales charges or contingent deferred sales charges.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class I share performance information includes returns of the Fund's Class A shares for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and Class I shares.

CRABBE HUSON CONTRARIAN INCOME FUND
INVESTMENT PORTFOLIO (Unaudited)

April 30, 1999

        Par                             Bonds & Notes                                 Value
-----------     -----------------------------------------------------------------   -------
                                 CORPORATE FIXED INCOME - 53.5%
                                 ------------------------------
FINANCE, INSURANCE & REAL ESTATE - 13.4%
Depository Institutions - 2.3%
 $   50,000     Citicorp, 6.375% 11/15/08 .......................................   $49,785
     50,000     J.P. Morgan & Co., Inc., 7.625% 9/15/04 .........................    53,402
                                                                                    -------
                                                                                    103,187
                                                                                    -------
Financial Services - 1.1%
     50,000     Sears, Roebuck & Co. Acceptance Corp., 6.930% 11/15/02 ..........    51,469
                                                                                    -------
Insurance Carriers - 3.3%
     50,000     American General Finance Corp., 6.200% 3/15/03 ..................    50,162
     50,000     Conseco, Inc., 7.875% 12/15/00 ..................................    50,779
     50,000     Lincoln National Corp., 6.500% 3/15/08 ..........................    49,678
                                                                                    -------
                                                                                    150,619
                                                                                    -------
Nondepository Credit Institutions - 4.5%
     50,000     American Express Credit Corp., 6.500% 8/01/00 ...................    50,594
     50,000     Ford Motor Credit Co., 6.250% 11/08/00 ..........................    50,487
     50,000     General Motors Acceptance Corp., 9.000% 10/15/02 ................    54,708
     50,000     Household Finance Corp., 6.000% 5/08/00 .........................    50,113
                                                                                    -------
                                                                                    205,902
                                                                                    -------
Security Brokers & Dealers - 2.2%
     50,000     Bear Stearns Cos., Inc., 6.875% 10/01/05 ........................    50,906
     50,000     Merrill Lynch & Co., Inc., 6.020% 5/11/01 .......................    50,232
                                                                                    -------
                                                                                    101,138
                                                                                    -------
MANUFACTURING - 11.7%
Chemicals & Allied Products - 3.5%
     50,000     Eli Lilly & Co., 8.375% 12/01/06 ................................    57,088
     50,000     IMC Global, Inc., 7.400% 11/01/02 ...............................    51,084
     50,000     Upjohn Co., 5.875% 4/15/00 ......................................    50,210
                                                                                    -------
                                                                                    158,382
                                                                                    -------
Food & Kindred Products - 2.2%
     50,000     Anheuser Busch Cos., Inc., 7.000% 9/01/05 .......................    51,213
     50,000     PepsiCo, Inc., 5.875% 6/01/00 ...................................    50,259
                                                                                    -------
                                                                                    101,472
                                                                                    -------
Machinery & Computer Equipment - 3.3%
                International Business Machines Corp.:
     50,000      7.250% 11/01/02 ................................................    52,235
     50,000      5.945% 5/14/01 .................................................    50,293
     50,000     Raytheon Co., 6.150% 11/01/08 ...................................    48,963
                                                                                    -------
                                                                                    151,491
                                                                                    -------

CRABBE HUSON CONTRARIAN INCOME FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999

      Par                                                                       Value
---------   ------------------------------------------------------------     --------
                          CORPORATE FIXED INCOME - (continued)
                          ------------------------------------
MANUFACTURING - (continued)
Rubber & Plastic - 1.1%
  $50,000   Premark International, Inc., 6.875% 11/15/08 ...............       $49,176
                                                                              -------
Stone, Clay, Glass & Concrete - 1.6%
    75,000   Owens-Illinois, Inc., 7.350% 5/15/08 ......................       73,953
                                                                              -------
MINING & ENERGY - 2.2%
Oil & Gas Extraction - 1.1%
    50,000   Occidental Petroleum Corp., 6.750% 11/15/02 ...............       50,166
                                                                              -------
Oil & Gas Field Services - 1.1%
     50,000   Enron Corp., 6.725% 11/17/08 .............................       49,469
                                                                              -------
RETAIL TRADE - 6.8%
Food Stores - 3.3%
    100,000   Kroger Co., 7.000% 5/01/18 ...............................       99,039
     50,000   Safeway, Inc., 6.500% 11/15/08 ...........................       50,050
                                                                              -------
                                                                              149,089
                                                                              -------
General Merchandise Stores - 3.5%
     50,000   Kmart Corp., 7.700% 7/02/02 ..............................       49,544
     50,000   Saks, Inc., 8.250% 11/15/08 ..............................       54,018
     50,000   Wal-Mart Stores, Inc., 8.000% 9/15/06 ....................       55,826
                                                                              -------
                                                                              159,388
                                                                              -------
SERVICES - 2.3%
Amusement & Recreation - 1.2%
     50,000   Circus Circus Enterprises, Inc., 9.250% 12/01/05 .........       52,176
                                                                              -------
Business Services - 1.1%
     50,000   Comdisco, Inc., 6.650% 11/13/01 ..........................       50,530
                                                                              -------
TRANSPORTATION, COMMUNICATION, ELECTRIC
GAS & SANITARY SERVICES - 15.9%
                      Broadcasting - 1.1%
      50,000   USA Networks, Inc., 6.750% 11/15/05 .....................       49,680
                                                                              -------
                          Cable - 1.2%
      50,000   Jones Intercable, Inc., 10.500% 3/01/08 .................       54,750
                                                                              -------
                     Communications - 1.1%
      50,000   Sprint Corp., 6.125% 11/15/05 ...........................       48,252
                                                                              -------
Electric Services - 3.2%
       50,000   Indiana Michigan Power Co., 6.450% 11/10/08 .............      48,327
       50,000   Kentucky Power Co., 6.450% 11/10/08 .....................      49,421
       50,000   NorAm Energy Corp., 6.375% 11/01/03 .....................      49,673
                                                                              -------
                                                                              147,421
                                                                              -------
Gas Services - 1.1%
       50,000   KN Energy, Inc., 6.450% 11/30/01 ........................      50,517
                                                                              -------

CRABBE HUSON CONTRARIAN INCOME FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999

      Par                       Bonds & Notes                                   Value
---------   ------------------------------------------------------------     --------
                          CORPORATE FIXED INCOME - (continued)
                          ------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC
GAS & SANITARY SERVICES - (continued)
Motor Freight & Warehousing - 1.1%
 $ 50,000   Ryder System Inc., 6.500% 5/15/05 ............................   $  49,130
                                                                             ---------
                    Railroad - 1.1%
   50,000   Union Pacific Corp., 6.790% 11/09/07 .........................      50,497
                                                                             ---------
Sanitary Services - 1.1%
   50,000   WMX Technologies, Inc., 6.700% 5/01/01 .......................      50,687
                                                                             ---------
                Telecommunication - 4.9%
   75,000   CBS Corp., 7.150% 5/20/05 ....................................      76,886
   50,000   Comcast Cable Communications, Inc., 6.200% 11/15/08 ..........      48,720
   50,000   GTE South, Inc., 6.000% 2/15/08 ..............................      49,109
   50,000   SBC Communications, Inc., 6.250% 3/01/05 .....................      50,466
                                                                             ---------
                                                                               225,181
                                                                             ---------
WHOLESALE TRADE -  1.2%
Nondurable Goods
   50,000   Sysco Corp., 7.000% 5/01/06 ..................................      52,545
                                                                             ---------
Total Corporate Fixed-Income Bonds & Notes
 (cost of $2,432,196)                                                        2,436,267
                                                                             ---------
                        U.S.GOVERNMENT & AGENCIES OBLIGATIONS - 45.0%
                        ---------------------------------------------
Government Agencies - 30.1%
             Federal Home Loan Mortgage Corp.:
    56,018    9.500% 10/01/16 .............................................      59,280
    69,390    9.000% 4/01/17 ..............................................      73,564
    96,195    7.000% 11/01/25 .............................................      98,660
    68,616    7.500% 9/01/25 ..............................................      71,360
    91,191    8.000% 6/01/26 ..............................................      95,978
                                                                              ---------
                                                                                398,842
                                                                              ---------
             Federal National Mortgage Association
    66,525    9.250% 9/01/16 ..............................................      70,703
                                                                              ---------
             Government National Mortgage Association.:
   502,562    7.000% 10/15/27-6/15/28 .....................................     509,939
   392,840    6.500% 11/15/28 .............................................     390,259
                                                                              ---------
                                                                                900,198
                                                                              ---------
Government Obligations - 14.9%
              U S Treasury Notes:
    575,000    4.875% 3/31/01 ..............................................     572,844
    110,000    4.750% 2/15/04 ..............................................     107,834
                                                                               ---------
                                                                                 680,678
                                                                               ---------
Total U.S. Government & Agency Obligations
 (cost of $2,019,261)                                                          2,050,421
                                                                               ---------

CRABBE HUSON CONTRARIAN INCOME FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999

       Par                         Bonds & Notes                                Value
----------   ---------------------------------------------------------    -----------
                                            ASSET BACKED SECURITIES - 0.7%
ASSET BACKED SECURITIES - 0.7%
$  30,000    Green Tree Financial Corp., Series 1997-7, Class A-5,
             6.540% 7/15/19 (cost of $29,992) ........................     $   30,241
                                                                           ----------
Total Investments
 (cost of $4,468,429)(a)                                                    4,516,929
                                                                           ----------
                            SHORT-TERM OBLIGATIONS - 16.7%
              ----------------------------------------------------------
   13,000     Repurchase agreement with ABN AMRO Chicago Corp.
              dated 4/30/99, due 5/03/99 at 4.870%, collateralized by a
              U.S. Treasury bond with a maturity of 2002, market value
              of $13,169 (repurchase proceeds of $13,005) .............        13,000
  749,681     Navigator Securities Lending Trust-Prime Portfolio
              4.900%(b) ...............................................       749,681
                                                                           ----------
Total Short-term obligations                                                  762,681
                                                                           ----------
OTHER ASSETS AND LIABILITIES - (15.9)%                                       (723,823)
                                                                           ----------
NET ASSETS - 100.0%                                                        $4,555,787
                                                                           ----------

NOTES TO INVESTMENT PORTFOLIO:
(a) Cost for federal income tax purposes is the same.
(b) Investment of collateral received for securities loaned in Navigator Securities Lending Trust-Prime Portfolio. As of April 30, 1999, the market value of the securities on loan is $732,844.

CRABBE HUSON OREGON TAX-FREE FUND (ORBFX)

Municipal market lagged Treasurys

During the past six months, municipal bond market performance continued to lag the Treasury market. However, tax-exempt bonds represented one of the cheapest sectors of the U.S. bond market, offering taxable-equivalent yields well in excess of their Treasury counterparts. In fact, municipals have recently offered some of the best values -- and highest yields on an after-tax basis -- since Congress passed the tax-reform act of 1986. As a result, the buying opportunities we have seen recently are as attractive as they have been in more than a decade.

For the six months ended April 30, 1999, Crabbe Huson Oregon Tax-Free Fund generated a total return of 0.97% for Class A shares, based on net asset value. By comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.75% for the same period.(1) While the Lehman Brothers Index provides a useful comparison, it is important to note that the Fund is composed of a narrower range of investments -- the Fund invests only in Oregon bonds while the Index tracks the performance of bonds in many states.

Management focused on increasing yield

Throughout the period we actively managed the Fund to increase yield and income. For example, we modestly lengthened the portfolio's duration to approximately eight years in order to capture the additional yield provided by longer maturity bonds. Duration is a measure of a bond mutual fund's price sensitivity to interest rate movements. It is a mathematical calculation that assesses such factors as the maturities of the bonds in a fund's portfolio, coupon rates and how often they are paid, and prevailing market interest rates. A longer duration may have a negative effect on total return during periods of rising interest rates, but we view a higher, more consistent yield to be an appropriate trade-off as it contributes to predictable levels of tax-exempt income and reduced price volatility. We also replaced a significant portion of our AAA-rated prerefunded bonds with more traditional municipal bonds, a move that benefited the portfolio's overall yield. The Fund's credit quality remained high, reflecting Oregon's stable political environment, sound economy and well-managed finances.
----------------------
(1)The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of U.S. municipal bonds. Unlike mutual funds, indexes are not investments, do not incur fees or charges and are not professionally managed. It is not possible to invest directly in an index.

CRABBE HUSON OREGON TAX-FREE FUND

Maintaining current strategies

Looking ahead, we plan to continue employing our duration and yield-management strategies, which we believe should benefit the Fund. Because Oregon has a relatively small number of bonds outstanding, it is difficult to make dramatic changes in the portfolio's holdings. As a result, over the months ahead we anticipate only modest, if any, changes to the portfolio's average maturity. However, we will continue to actively pursue trading opportunities to generate competitive performance.

/s/ Garth R. Nisbet, CFA             /s/ Paul C. Rocheleau
    Garth R. Nisbet, CFA                 Paul C. Rocheleau

         Crabbe Huson Oregon Tax-Free Fund Average Annual Total Returns
                             As of April 30, 1999

----------------------------------------------------------------------
                        Class A Shares            Class B Shares
                        NAV          POP          NAV        w/CDSC
Inception Date:           10/04/1984                 1/27/1999
 1 Year                 5.90%        0.87%        5.68%        0.68%
 5 Years                5.60%        4.58%        5.56%        5.23%
 10 Years               6.27%        5.76%        6.25%        6.25%
----------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include initial sales charges or contingent deferred sales charges (CDSCs). Public offering price (POP) returns include the maximum sales charge of 4.75% for Class A shares. The CDSC returns reflect the maximum applicable charges of 5% for one year and 2% for five years for Class B shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of Class B shares would have been lower.

CRABBE HUSON OREGON TAX-FREE FUND
INVESTMENT PORTFOLIO (Unaudited)

April 30, 1999

        Par                                                                       Value
-----------   -------------------------------------------------------------   ---------
                            MUNICIPAL BONDS - 99.3%
                            -----------------------
EDUCATION - 9.9%
Education
 $  500,000   Clackamas Community College District, Series 1997, 5.400%
              6/01/15 .....................................................   $ 522,885
  1,000,000   Multnomah County, University of Portland, Series 1997,
              5.150% 4/01/14 ..............................................   1,033,630
    765,000   Salem Educational Facility Revenue, 6.000% 4/01/10 ..........     826,521
                                                                              ---------
                                                                              2,383,036
                                                                              ---------
HEALTHCARE - 7.2%
Health Services - 2.0%
    500,000   Benton County Hospital Facility Authority, Samaritan Health
              Services, Series 1998, 5.125% 10/01/28 ......................     486,285
                                                                              ---------
Hospital - 5.2%
  1,000,000   Medford Hospital Facilities Authority, Asante Health
              Systems, Series 1998 B, 5.125% 8/15/28 ......................     991,680
    228,000   St. Charles Memorial Hospital, 6.750% 1/01/06 ...............     246,874
                                                                              ---------
                                                                              1,238,554
                                                                              ---------
HOUSING - 5.8%
Multi-Family - 4.1%
  1,000,000   Portland Housing Authority Revenue, 5.000% 1/01/19 ..........     982,730
                                                                              ---------
Single Family - 1.7%
Oregon St. Housing & Community Services:
    300,000   5.150% 7/01/13 ..............................................     306,171
    110,000    5.150% 7/01/15 .............................................     111,392
                                                                              ---------
                                                                                417,563
                                                                              ---------
OTHER - 7.9%
Refunded/Escrowed
    265,000   Canby Oregon Sewer Revenue, Series 1997, 5.150%
              12/01/14 ....................................................     273,051
    500,000   Clackamas & Washington Counties School District No. 3,
              Series 1997, 5.150% 6/01/14 .................................     513,515
    485,000   Oregon City Sewer Revenue, 5.200% 10/01/15 ..................     500,050
    400,000   State Department General Services, 6.100% 9/01/06 ...........     431,292
     80,000   Washington County School District #88J Sherwood, 6.100%
              6/01/12 .....................................................      89,038
     95,000   Washington County United Sewer, 5.900% 10/01/06 .............     102,990
                                                                              ---------
                                                                              1,909,936
                                                                              ---------
TAX-BACKED - 52.2%
Local General Obligations - 32.4%
     135,000   Bend Library County Service District, Series 1996, 5.375%
               6/01/11 ....................................................     143,018
     250,000   Deschutes County, Series 1998, 4.750% 12/01/12 .............     250,755

CRABBE HUSON OREGON TAX-FREE FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999

          Par                                                                         Value
-------------   --------------------------------------------------------         ----------
                         MUNICIPAL BONDS - (continued)
                         -----------------------------
TAX-BACKED - (continued)
Local General Obligations - (continued)
$  450,000      Josephine County School District No.7, Series 1995, 5.750%
                6/01/07 .......................................................   $ 496,089
   240,000      Lane County Area Educational District, Lane Community
                College, Series 1995, 4.850% 6/01/08 ..........................     250,018
 1,000,000      Marion County School District No.103: Series 1998, 5.000%
                11/01/15 ......................................................   1,031,850
   160,000      Series 1995 A, 6.000% 11/01/05 ................................     177,680
   160,000      Series 1996, 4.850% 6/01/08 ...................................     166,112
   400,000      Metro, Open Space Program, Series 1995 C, 4.900%
                9/01/07 .......................................................     415,864
   435,000      Multomah County School District No.1J: Series 1993 A,
                5.000% 3/01/07 ................................................     446,723
   200,000      Series 1995, 5.600% 12/01/07 ..................................     215,480
   300,000      Salem Oregon Series A 5.875% 1/01/07 ..........................     313,872
   750,000      Salem-Keizer Oregon School District #24J, 4.875% 6/01/14 ......     752,430
 1,000,000      Tualatin Hills Park & Recreation 5.750% 3/01/15 ...............   1,113,900
   295,000      Umatilla County School District 4.750% 6/15/10 ................     305,821
    20,000      Washington County School District #88J Sherwood, 6.100%
                6/01/12 .......................................................      21,864
   900,000      Washington Multnomah & Yamhill, Counties Oregon School
                District No. 1, 5.000% 11/01/14 ...............................     932,508
   400,000      Washington County, #48J Beaverton, 5.000% 8/01/17 .............     399,968
    15,000      Washington & Clackamas, Oregon School District #23J
                Tigard, 5.000% 1/01/05 ........................................      15,730
   300,000      Yamhill County S.D., Oregon School District 6.000% 6/01/08          338,013
                                                                                  ---------
                                                                                  7,787,695
                                                                                  ---------
Special Non-Property Tax - 4.1%
   160,000      Portland Oregon Building Series A, 4.750% 4/01/08 .............     163,086
   300,000      Commonwealth of Puerto Rico Public Building Authority,
                Series B, 5.000% 7/01/13 ......................................     307,680
                                                                                  ---------
   500,000      Puerto Rico Commonwealth Infrastructure 5.000% 7/01/13 ........     513,285
                                                                                  ---------
Special Property Tax - 0.6%
   150,000      Metro, Regional Center Project, Series 1993 A, 5.000%
                8/01/10 .......................................................     153,545
                                                                                  ---------
State Appropriated - 2.8%
   665,000      St Department Administrative Lottery Revenue, 4.750%
                4/01/13 .......................................................     662,965
                                                                                  ---------

CRABBE HUSON OREGON TAX-FREE FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999

          Par                                                                              Value
-------------   ------------------------------------------------------------------    ----------
                                MUNICIPAL BONDS - (continued)
                                -----------------------------
TAX-BACKED - (continued)
State General Obligations - 12.3%
 $  1,000,000     Northern Oregon Corrections, 5.400% 9/15/16 .....................   $1,037,850
      100,000     St Rev-Vet Welfare, 5.550% 4/01/09 ..............................      108,963
      110,000     State G.O.: 6.000% 8/01/04 ......................................      119,419
      100,000      6.400% 1/01/08 .................................................      100,236
      175,000      7.200% 7/01/04 .................................................      201,752
      250,000      7.250% 7/01/06 .................................................      297,700
      200,000      7.250% 1/01/07 .................................................      239,120
      205,000      8.200% 7/01/04 .................................................      245,658
      200,000      8.250% 1/01/07 .................................................      251,846
      100,000      9.000% 4/01/03 .................................................      118,806
      180,000      9.200% 4/01/08 .................................................      244,310
                                                                                      ----------
                                                                                       2,965,660
                                                                                      ----------
TRANSPORTATION - 4.3%
Airport - 1.5%
      355,000     Portland Oregon Airport Revenue, 5.000% 7/01/18 .................      353,243
                                                                                      ----------
Transportation - 2.8%
      300,000     Puerto Rico Commonwealth: 5.500% 7/01/12 ........................      327,981
      310,000      5.500% 7/01/14 .................................................      339,850
                                                                                      ----------
                                                                                         667,831
                                                                                      ----------
UTILITY - 9.9%
Municipal Electric - 4.2%
      500,000     Electric Power Authority Power Revenue: 5.250% 7/01/14 ..........      525,430
      500,000      4.750% 7/01/21 .................................................      480,740
                                                                                      ----------
                                                                                       1,006,170
                                                                                      ----------
Water & Sewer - 5.7%
      140,000     McMinnville Sewer Systems Revenue: Series 1994 A,
                  4.700% 2/01/07 ..................................................      143,822
      500,000     Series 1994 A, 5.000% 2/01/14 ...................................      505,960
      500,000     Molalla Oregon Water Systems, Series 1997, 5.200%
                  8/01/17 .........................................................      512,155
      100,000     Portland Oregon Water System 5.100% 8/01/08 .....................      104,053
      100,000     Portland Sewer System Revenue 5.150% 3/01/08 ....................      102,971
                                                                                      ----------
                                                                                       1,368,961
                                                                                      ----------
OTHER - 2.1%
      100,000     Deschutes County Oregon Certificates 5.100% 6/01/18 .............       97,589
      420,000     Deschutes County, Series 1998 A, 5.050% 6/01/17 .................      409,769
                                                                                      ----------
                                                                                         507,358
                                                                                      ----------

CRABBE HUSON OREGON TAX-FREE FUND
INVESTMENT PORTFOLIO (Unaudited) (Continued)

April 30, 1999

      Par                                                                            Value
---------    -------------------------------------------------------               -------
Total Municipal Bonds
 (cost of $23,026,584)(a)                                                      $23,875,583
                                                                               -----------
                                  SHORT-TERM OBLIGATIONS - 0.0%
                                  -----------------------------
CASH EQUIVALENTS-TAXABLE - 0.0%
$   1,000   DREYFUS NON-TAXABLE SHORT TERM FUND
            3.140% 8/01/99 ...................................................       1,000
                                                                               -----------
OTHER ASSETS & LIABILITIES, NET - 0.7%                                             179,283
                                                                               -----------
NET ASSETS - 100.0%                                                            $24,055,866
                                                                               -----------

(a) Cost for federal income tax purposes is the same.

CRABBE HUSON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1999 (Unaudited)

                                                    CRABBE             CRABBE          CRABBE HUSON
                                                    HUSON              HUSON              MANAGED
                                                  CONTRARIAN           EQUITY         INCOME & EQUITY
                                                     FUND               FUND               FUND
                                                 -----------       ------------       ---------------
ASSETS:
Investment at cost                               $3,067,048        $155,360,593        $72,288,951
Appreciation (depreciation)                         266,395          16,255,164          5,997,134
                                                 -----------       ------------        -----------
Investment at market                              3,333,443         171,615,757         78,286,085
Short-term obligations                              236,000                  --          1,647,000
Receivables:
 Investments sold                                    26,137           3,201,207            889,713
 Fund shares sold                                    18,315             950,241            602,941
 Dividends and interest                                 201               9,343            421,175
 Expense reimbursement due from Advisor                  --              63,110             73,303
Organization expenses                                    --                  --                 --
Other                                                18,964              25,975             20,567
                                                 ----------        ------------        -----------
                                                  3,633,060         175,865,633         81,940,784
                                                 ----------        ------------        -----------
LIABILITIES:
Payables:
 Loan Payable                                            --           1,397,404                 --
 Investments purchased                               64,721           1,311,703            537,084
 Fund shares redeemed                                    --             463,564            948,975
 Distributions                                           --                  --                 --
 Payable to Advisor                                      --                  --                 --
 Deposits for securities loaned                          --          14,580,963          4,554,161
Accrued:
 Management fee                                          --                 549              3,786
 Payable to Administrator                                --                  56                 11
 Transfer Agent fee                                      --               2,825             13,801
 Interest expense                                        --              13,907                 62
 Deferred Trustees fees                                  13                 129                 84
Other                                                    --              44,469                 --
                                                 ----------        ------------        -----------
                                                     64,734          17,815,569          6,057,964
                                                 ----------        ------------        -----------
NET ASSETS:                                      $3,568,326        $158,050,064        $75,882,820
                                                 ==========        ============        ===========
NET ASSETS CONSIST OF:
 Capital paid in                                 $3,162,986        $122,173,234        $62,589,697
 Undistributed (overdistributed) net
  investment income                                   1,519            (190,521)           502,724
 Accumulated net realized gain (loss)               137,426          19,812,187          6,793,265
 Net unrealized appreciation (depreciation)         266,395          16,255,164          5,997,134
                                                 ----------       -------------        -----------
                                                 $3,568,326        $158,050,064        $75,882,820
                                                 ==========        ============        ===========
CLASS A
 Net Assets                                      $3,566,076        $139,498,119        $49,238,258
 Shares outstanding                                 316,281           7,398,506          3,551,104
                                                 ==========        ============        ===========
NET ASSET VALUE AND
 REDEMPTION PRICE PER SHARE                      $    11.28(a)     $      18.86(a)     $     13.87(a)
                                                 ==========        ============        ===========
MAXIMUM OFFERING PRICE PER
 SHARE (NAV/(1-SALES LOAD))                      $    11.97(b)     $      20.00(b)     $     14.56(b)
                                                 ===========       =============       ===========
CLASS B
 Net Assets                                      $    1,125        $       2,461       $     1,086
 Shares outstanding                                     100                  131                78
                                                 ===========       =============       ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE                      $    11.25(a)     $      18.80(a)     $     13.86(a)
                                                 ===========       =============       ===========
CLASS C
 Net Assets                                      $    1,125        $      1,417        $     1,086
 Shares outstanding                                     100                  75                 78
                                                 ===========       =============       ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE                      $    11.25(a)     $      18.80(a)     $     13.86(a)
                                                 ===========       =============       ===========
CLASS I
 Net Assets                                              --        $ 18,548,067        $26,642,390
 Shares outstanding                                      --             983,335          1,924,132
                                                 ===========       =============       ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE                              --        $      18.86        $     13.85
                                                 ===========       =============       ===========
CLASS Z
 Net Assets                                              --                  --                 --
 Shares outstanding                                      --                  --                 --
                                                 ===========       =============       ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE                              --                  --                 --
                                                 ===========       =============       ===========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

CRABBE HUSON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)


    CRABBE HUSON              CRABBE                 THE              CRABBE HUSON        CRABBE HUSON
     REAL ESTATE              HUSON              CRABBE HUSON          CONTRARIAN            OREGON
     INVESTMENT             SMALL CAP              SPECIAL               INCOME             TAX-FREE
        FUND                   FUND                  FUND                 FUND                FUND
   -------------          -------------         -------------         ------------        ------------
   $  14,174,799          $ 104,706,629         $ 121,901,446         $ 5,231,130         $22,919,787
         (22,378)          (35,547,415)          (37,686,387)             35,480             955,795
   -------------          -------------         -------------         -----------         -----------
      14,152,421            69,159,214            84,215,059           5,266,610          23,875,582
         276,000                    --                    --              13,000               1,000
         500,737               423,672             1,713,975               5,054                  --
         548,884               630,120               209,769                  --               4,302
          48,238                 9,024                 3,020              77,093             347,966
              --                 5,205                60,047                  --                  --
              --                74,338                    --                  --                  --
           1,139                13,459                61,315               1,400                 120
   -------------          -------------         -------------         -----------         -----------
      15,527,419            70,315,032            86,263,185           5,363,157          24,228,970
   -------------          -------------         -------------         -----------         -----------
              --               109,970             6,553,049                  --             100,661
          40,000                    --                    --                  --                  --
         554,102               496,502               207,595                  --               5,000
              --                    --                 8,071              15,537              48,406
           6,628                    --                    --              20,494              16,771
         987,000            10,204,532                    --             749,681                  --
              --                   385                 3,397                  --                  --
               3                    --                    --                  --                 300
             165                    --                    --                  --                  --
             126                 5,525                39,232                  --                 718
              57                    75                    83                  13                  --
         102,257                    --               114,461              21,645               1,248
   -------------          -------------         -------------         -----------         -----------
       1,690,338            10,816,989             6,925,888             807,370             173,104
   -------------          -------------         -------------         -----------         -----------
   $  13,837,081          $ 59,498,043          $ 79,337,297          $4,555,787          $24,055,866
   =============          =============         =============         ===========         ===========
   $  13,201,689          $102,433,223          $147,823,993          $4,408,594          $22,774,169
         316,621              (168,646)             (374,300)              3,766             183,033
         341,149            (7,219,119)          (30,426,009)            107,947             142,869
         (22,378)          (35,547,415)          (37,686,387)             35,480             955,795
   -------------          -------------         -------------         -----------         -----------
   $  13,837,081          $ 59,498,043          $ 79,337,297          $4,555,787          $24,055,866
   =============          =============         =============         ===========         ===========
   $  13,194,583          $  8,189,616          $ 79,337,297          $4,555,569          $24,054,872
       1,201,117               937,991             9,103,014             425,123           1,911,527
   =============          =============         =============         ===========         ===========
   $       10.99(a)       $       8.73(a)       $       8.72(a)       $    10.48(a)       $    12.58(a)
   =============          =============         =============         ===========         ===========
   $       11.54(b)       $       9.26(b)       $       9.25(b)       $    11.00(b)       $    13.21(b)
   =============          =============         =============         ===========         ===========
   $     393,291                    --                    --                  --          $      994
          35,840                    --                    --                  --                  79
   =============          =============         =============         ===========         ===========
   $       10.97(a)                 --                    --                  --          $    12.58(a)
   =============          =============         =============         ===========         ===========
   $       4,745                    --                    --                  --                  --
             433                    --                    --                  --                  --
   =============          =============         =============         ===========         ===========
   $       10.97(a)                 --                    --                  --                  --
   =============          =============         =============         ===========         ===========
              --          $ 51,308,427                    --                  --                  --
              --             5,851,076
   =============          =============          ============         ===========         ===========
              --          $       8.77                    --                  --                  --
   =============          =============         =============         ===========         ===========
   $     244,462                    --                    --          $  100,218                  --
          22,252                    --                    --               9,617                  --
   =============          =============         =============         ===========         ===========
   $       10.99                    --                    --          $    10.48                  --
   =============          =============         =============         ===========         ===========

CRABBE HUSON FUNDS
STATEMENTS OF OPERATIONS
For the six months ended April 30, 1999 (Unaudited)

                                                 CRABBE           CRABBE          CRABBE HUSON
                                                  HUSON            HUSON             MANAGED
                                               CONTRARIAN         EQUITY         INCOME & EQUITY
                                                  FUND             FUND               FUND
                                               ----------      ------------      ---------------
INVESTMENT INCOME
  Interest                                     $  14,409       $    215,176       $ 1,103,464
  Securities Lending                                  --             60,987            21,729
  Dividends                                        7,918          1,289,586           360,896
                                               ---------       ------------       -----------
                                                  22,327          1,565,749         1,486,089
                                               ---------       ------------       -----------

EXPENSES
  Management fee                                  10,443            929,852           439,726
  Administration fee                                 658             51,646            21,648
  Service fee--Class A                             3,232            220,436            72,164
  Service fee--Class B                                --                  1                 1
  Service fee--Class C                                --                  1                 1
  Distribution fee--Class B                            3                  2                 2
  Distribution fee--Class C                            3                  2                 2
  Transfer agent--Class A, B, C                    3,521            251,273            81,917
  Transfer agent--Class I                             --                284               373
  Bookkeeping fee                                 11,366             49,570            19,973
  Trustees fee                                     3,171              8,590             7,334
  Custodian fee                                    1,057             66,896             1,170
  Interest                                            --             23,664             4,576
  Audit fee                                        7,852              9,476             5,786
  Legal fee                                        3,473                 --             2,266
  Registration fee                                23,707             28,334             7,940
  Reports to shareholders                            604             10,481             8,193
  Amortization of deferred organization
   expenses                                           --                 --             2,614
  Other                                            1,208             26,454             2,388
                                               ---------       ------------       -----------
                                                  70,298          1,676,962           678,074
  Fees and expenses waived or borne
   by the Advisor                                (49,490)          (291,656)         (116,407)
                                               ---------       ------------       -----------

NET EXPENSES                                      20,808          1,385,306           561,667
                                               ---------       ------------       -----------

NET INVESTMENT INCOME (LOSS)                       1,519            180,443           924,422
                                               ---------       ------------       -----------

REALIZED AND UNREALIZED
 GAIN (LOSS):
  Net realized gain (loss) on investments        137,426         24,457,945         7,385,234
  Net change in unrealized appreciation
   of investments                                266,395          3,603,105           308,454
                                               ---------       ------------       -----------

NET GAIN (LOSS) ON INVESTMENTS                   403,821         28,061,050         7,693,688
                                               ---------       ------------       -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                                    $ 405,340       $ 28,241,493       $ 8,618,110
                                               =========       ============       ===========

See notes to financial statements.

CRABBE HUSON FUNDS
STATEMENTS OF OPERATIONS (Continued)
For the six months ended April 30, 1999 (Unaudited)



 CRABBE HUSON         CRABBE             THE         CRABBE HUSON     CRABBE HUSON
  REAL ESTATE         HUSON         CRABBE HUSON      CONTRARIAN         OREGON
  INVESTMENT        SMALL CAP          SPECIAL          INCOME          TAX-FREE
     FUND              FUND             FUND             FUND             FUND
 ------------     ------------     -------------     ------------     ------------
  $   12,871      $     12,127     $       --         $  199,804      $  624,099
       2,147            51,579         23,314              3,015              --
     562,145           130,371        213,333                 --              --
  ----------      ------------     ----------         ----------      ----------
     577,163           194,077        236,647            202,819         624,099
  ----------      ------------     ----------         ----------      ----------
      76,344           332,721        402,204             24,043          61,792
       3,870            17,955         19,555              1,686           5,607
      18,803            14,101        100,096              7,805          30,887
         114                --             --                 --              --
           1                --             --                 --              --
         379                --             --                 --               2
           3                --             --                 --              --
      21,384            24,684        143,455              9,810          24,497
          --               697             --                  1              --
      13,393            16,238         18,751             13,500          13,500
       1,987             6,302          2,887              3,372           2,982
         826            17,690         52,925              7,500           4,369
         245            19,194        176,837                243          11,169
         369             3,887             --              1,650           2,423
         736                 4             --                677             286
     112,253            30,252         26,743             13,543           2,703
       3,963             3,169          7,900                641           1,252
      14,318            12,793             --                 --              --
       1,912            13,934          6,448              1,364           2,860
  ----------      ------------     ----------         ----------      ----------
     270,900           513,621        957,801             85,835         164,329
    (156,132)         (150,898)      (354,926)           (60,479)        (42,843)
  ----------      ------------     ----------         ----------      ----------
     114,768           362,723        602,875             25,356         121,486
  ----------      ------------     ----------         ----------      ----------
     462,395          (168,646)      (366,228)           177,463         502,613
  ----------      ------------     ----------         ----------      ----------
     372,801        (6,999,115)    (9,211,982)           108,283         154,466
     345,926         7,980,056     13,560,074           (213,472)       (949,551)
  ----------      ------------     ----------         ----------      ----------
     718,727           980,941      4,348,092           (105,189)       (795,085)
  ----------      ------------     ----------         ----------      ----------
  $1,181,122      $    812,295     $3,981,864         $   72,274      $ (292,472)
  ==========      ============     ==========         ==========      ==========

CRABBE HUSON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)

                                                   CRABBE HUSON
                                                  CONTRARIAN FUND
                                                 -----------------
                                                   PERIOD ENDED
                                                 APRIL 30, 1999(a)
                                                 -----------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
  Net investment income                             $    1,519
  Net realized gain                                    137,426
  Net change in unrealized appreciation
   (depreciation) of investments                       266,395
                                                    ----------
  Increase (Decrease) in net assets
   resulting from operations                           405,340
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income-Class A                        --
  From net investment income-Class I                        --
  From net realized gain on investments-
   Class A                                                  --
  From net realized gain on investments-
   Class I                                                  --
                                                    ----------
                                                       405,340
                                                    ----------
CAPITAL SHARE TRANSACTIONS:
  Receipts for shares sold-Class A                   3,166,936
  Value of distributions reinvested-Class A                 --
  Cost of shares repurchased-Class A                    (5,950)
                                                    ----------
                                                     3,160,986
                                                    ----------
  Receipts for shares sold-Class B                       1,000
  Value of distributions reinvested-Class B                 --
  Cost of shares repurchased-Class B                        --
                                                    ----------
                                                         1,000
                                                    ----------
  Receipts for shares sold-Class C                       1,000
  Value of distributions reinvested-Class C                 --
  Cost of shares repurchased-Class C                        --
                                                    ----------
                                                         1,000
                                                    ----------
  Receipts for shares sold-Class I                          --
  Value of distributions reinvested-Class I                 --
  Cost of shares repurchased-Class I                        --
                                                    ----------
                                                            --
                                                    ----------
  Receipts for shares sold-Class Z                          --
  Value of distributions reinvested-Class Z                 --
  Cost of shares repurchased-Class Z                        --
                                                    ----------
                                                            --
                                                    ----------
  Net Increase (Decrease) from Fund
   Share Transactions                                3,162,986
                                                    ----------
  Total Increase (Decrease) in Net Assets            3,568,326
FUND NET ASSETS, BEGINNING OF
 PERIOD                                                     --
                                                    ----------
FUND NET ASSETS, END OF PERIOD                      $3,568,326
                                                    ==========

(a) The Fund commenced investment operations on December 1, 1998.
(b) Class B and Class C shares were initially offered on January 27, 1999. See notes to financial statements.

              CRABBE HUSON                              CRABBE HUSON
              EQUITY FUND                       MANAGED INCOME & EQUITY FUND
----------------------------------------   ---------------------------------------
  SIX MONTHS ENDED        YEAR ENDED         SIX MONTHS ENDED        YEAR ENDED
 APRIL 30, 1999(b)     OCTOBER 31, 1998     APRIL 30, 1999(b)     OCTOBER 31, 1998
-------------------   ------------------   -------------------   -----------------


  $      180,443        $    1,631,851        $     924,422        $   2,880,765
      24,457,945             8,001,428            7,385,234            1,965,514

       3,603,105           (44,543,545)             308,454           (5,596,448)
----------------        --------------        -------------        -------------

      28,241,493           (34,910,266)           8,618,110             (750,169)
      (1,254,599)             (804,289)            (398,067)          (1,566,627)
        (288,497)             (150,978)            (339,997)            (677,141)

      (7,391,450)          (77,290,555)          (1,371,374)         (11,232,637)

        (919,802)           (4,893,327)            (720,167)          (3,834,627)
----------------        --------------        -------------        -------------
      18,387,145          (118,049,415)           5,788,505          (18,061,201)
----------------        --------------        -------------        -------------
      54,931,471            97,527,486            1,241,961           13,003,112
       8,116,009            74,537,053            1,668,003           11,922,009
    (166,607,152)         (216,438,529)         (25,120,171)         (39,765,833)
----------------        --------------        -------------        -------------
    (103,559,672)          (44,373,990)         (22,210,207)         (14,840,712)
----------------        --------------        -------------        -------------
           2,200                    --                1,000                   --
              --                    --                   --                   --
              --                    --                   --                   --
----------------        --------------        -------------        -------------
           2,200                    --                1,000                   --
----------------        --------------        -------------        -------------
           1,265                    --                1,000                   --
              --                    --                   --                   --
              --                    --                   --                   --
----------------        --------------        -------------        -------------
           1,265                    --                1,000                   --
----------------        --------------        -------------        -------------
       2,176,546            17,904,274            1,470,510           26,660,076
       1,074,278             5,044,293            1,060,164            4,511,764
     (14,331,793)          (10,356,193)         (11,632,115)         (21,423,740)
----------------        --------------        -------------        -------------
     (11,080,969)           12,592,374           (9,101,441)           9,748,100
----------------        --------------        -------------        -------------
       2,176,546            17,904,274                   --                   --
       1,074,278             5,044,293                   --                   --
     (14,331,793)          (10,356,193)                  --                   --
----------------        --------------        -------------        -------------
     (11,080,969)           12,592,374                   --                   --
----------------        --------------        -------------        -------------

    (114,637,176)          (31,781,616)         (31,309,648)          (5,092,612)
----------------        --------------        -------------        -------------
     (96,250,031)         (149,831,031)         (25,521,143)         (23,153,813)

     254,300,095           404,131,126          101,403,963          124,557,776
----------------        --------------        -------------        -------------
  $  158,050,064        $  254,300,095        $  75,882,820        $ 101,403,963
================        ==============        =============        =============

CRABBE HUSON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)
(Unaudited)

                                                            CRABBE HUSON REAL
                                                          ESTATE INVESTMENT FUND
                                                ------------------------------------------
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                 APRIL 30, 1999(a)(b)     OCTOBER 31, 1998
                                                ---------------------     ----------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
  Net investment income (loss)                       $   462,395           $     990,794
  Net realized gain (loss)                               372,801                 296,927
  Net realized loss on closed short sales                     --                      --
  Net change in unrealized appreciation
   (depreciation) of investments                         345,926              (4,584,901)
                                                     -----------           -------------
  Increase (Decrease) in net assets
   resulting from operations                           1,181,122              (3,297,180)
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income-Class A                    (243,731)               (776,460)
  From net investment income-Class B                        (285)                     --
  From net investment income-Class C                          (2)                     --
  From net investment income-Class I                          --                      --
  From net investment income-Class Z                        (341)                     --
  Return of capital-Class A                                   --                      --
  From net realized gain on investments-
   Class A                                              (281,505)             (3,695,066)
  From net realized gain on investments-
   Class I                                                    --                      --
                                                     -------------         -------------
                                                         655,258              (7,768,706)
                                                     -------------         -------------
CAPITAL SHARE TRANSACTIONS:
  Receipts for shares sold-Class A                     2,026,395              10,975,706
  Value of distributions reinvested-Class A              505,550               4,237,480
  Cost of shares repurchased-Class A                  (7,358,275)            (24,279,539)
                                                     -------------         -------------
                                                      (4,826,330)             (9,066,353)
                                                     -------------         -------------
  Receipts for shares sold-Class B                       493,128                      --
  Value of distributions reinvested-Class B                  118                      --
  Cost of shares repurchased-Class B                    (137,961)                     --
                                                     -------------         -------------
                                                         355,285                      --
                                                     -------------         -------------
  Receipts for shares sold-Class C                         4,374                      --
  Value of distributions reinvested-Class C                    2                      --
  Cost of shares repurchased-Class C                          --                      --
                                                     -------------         -------------
                                                           4,376                      --
                                                     -------------         -------------
  Receipts for shares sold-Class I                            --                      --
  Value of distributions reinvested-Class I                   --                      --
  Cost of shares repurchased-Class I                          --                      --
                                                     -------------         -------------
                                                              --                      --
                                                     -------------         -------------
  Receipts for shares sold-Class Z                       226,492                      --
  Value of distributions reinvested-Class Z                  341                      --
  Cost of shares repurchased-Class Z                      (1,834)                     --
                                                     -------------         -------------
                                                         224,999                      --
                                                     -------------         -------------
  Net Increase (Decrease) from Fund
   Share Transactions                                 (4,241,670)             (9,066,353)
                                                     -------------         -------------
  Total Increase (Decrease) in Net Assets             (3,586,412)            (16,835,059)
FUND NET ASSETS, BEGINNING OF
 PERIOD                                               17,423,493              34,258,552
                                                     -------------         -------------
FUND NET ASSETS, END OF PERIOD                       $13,837,081           $  17,423,493
                                                     =============         =============

(a) Class B and Class C shares were initially offered on January 27, 1999.
(b) Class Z shares were initially offered on January 29, 1999.
See notes to financial statements.

             CRABBE HUSON                              CRABBE HUSON
            SMALL CAP FUND                             SPECIAL FUND
---------------------------------------   --------------------------------------
 SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
  APRIL 30, 1999      OCTOBER 31, 1998      APRIL 30, 1999      OCTOBER 31, 1998
------------------   ------------------   ------------------   -----------------


  $    (168,646)       $    (454,875)       $    (366,228)     $    809,357
     (6,999,115)             311,050           (9,211,982)       41,061,041
             --                   --                   --       (59,279,457)

      7,980,056          (53,349,009)          13,560,074      (102,586,857)
---------------        -------------        -------------      ------------

        812,295          (53,492,834)           3,981,864      (119,995,916)
             --                   --                   --        (3,172,152)
             --                   --                   --                --
             --                   --                   --                --
             --             (355,900)                  --                --
             --                   --                   --                --
             --                   --                   --          (396,855)

        (78,844)          (3,251,640)                  --       (38,363,921)

       (334,382)          (7,631,388)                  --                --
---------------        -------------        -------------      ------------
        399,069          (64,731,762)           3,981,864      (161,928,844)
---------------        -------------        -------------      ------------
      1,573,981           21,327,758            9,103,268        70,050,093
         72,224            3,079,615                   --        40,752,447
     (7,986,683)         (35,197,213)         (38,251,525)     (240,705,256)
---------------        -------------        -------------      ------------
     (6,340,478)         (10,789,840)         (29,148,257)     (129,902,716)
---------------        -------------        -------------      ------------
             --                   --                   --                --
             --                   --                   --                --
             --                   --                   --                --
---------------        -------------        -------------      ------------
             --                   --                   --                --
---------------        -------------        -------------      ------------
             --                   --                   --                --
             --                   --                   --                --
             --                   --                   --                --
---------------        -------------        -------------      ------------
             --                   --                   --                --
---------------        -------------        -------------      ------------
     12,282,410           76,871,733                   --                --
        309,467            7,987,258                   --                --
    (24,153,489)         (46,554,601)                  --                --
---------------        -------------        -------------      ------------
    (11,561,612)          38,304,390                   --                --
---------------        -------------        -------------      ------------
             --                   --                   --                --
             --                   --                   --                --
             --                   --                   --                --
---------------        -------------        -------------      ------------
             --                   --                   --                --
---------------        -------------        -------------      ------------

    (17,902,090)          27,514,550          (29,148,257)     (129,902,716)
---------------        -------------        -------------      ------------
    (17,503,021)         (37,217,212)         (25,166,393)     (291,831,560)

     77,001,064          114,218,276          104,503,690       396,335,250
---------------        -------------        -------------      ------------
  $  59,498,043        $  77,001,064        $  79,337,297      $104,503,690
===============        =============        =============      ============

CRABBE HUSON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)
(Unaudited)

                                                             CRABBE HUSON
                                                        CONTRARIAN INCOME FUND
                                                --------------------------------------
                                                 SIX MONTHS ENDED        YEAR ENDED
                                                  APRIL 30, 1999      OCTOBER 31, 1998
                                                -----------------     ----------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
  Net investment income                            $    177,463        $    293,333
  Net realized gain                                     108,283             221,484
  Net change in unrealized appreciation
   (depreciation) of investments                       (213,472)            115,513
                                                   ------------        ------------
  Increase in net assets resulting from
   operations                                            72,274             630,330
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income-Class A                   (173,131)           (381,093)
  From net investment income-Class B                         --                  --
  From net investment income-Class I                     (3,336)               (381)
  From net realized gain on investments-
   Class A                                             (140,304)                 --
  From net realized gain on investments-
   Class I                                               (1,788)                 --
                                                   ------------        ------------
                                                       (246,285)            248,856
                                                   ------------        ------------
CAPITAL SHARE TRANSACTIONS:
  Receipts for shares sold-Class A                      613,085           9,017,282
  Value of distributions reinvested-Class A             246,405             344,452
  Cost of shares repurchased-Class A                 (4,961,203)         (4,060,463)
                                                   ------------        ------------
                                                     (4,101,713)          5,301,271
                                                   ------------        ------------
  Receipts for shares sold-Class B                           --                  --
  Value of distributions reinvested-Class B                  --                  --
  Cost of shares repurchased-Class B                         --                  --
                                                   ------------        ------------
                                                             --                  --
                                                   ------------        ------------
  Receipts for shares sold-Class I                           --             100,000
  Value of distributions reinvested-Class I               5,124                 382
  Cost of shares repurchased-Class I                         --                  --
                                                   ------------        ------------
                                                          5,124             100,382
                                                   ------------        ------------
  Net Increase (Decrease) from Fund
   Share Transactions                                (4,096,589)          5,401,653
                                                   ------------        ------------
  Total Increase (Decrease) in Net Assets            (4,342,874)          5,650,509
FUND NET ASSETS, BEGINNING OF
 PERIOD                                               8,898,661           3,248,152
                                                   ------------        ------------
FUND NET ASSETS, END OF PERIOD                     $  4,555,787        $  8,898,661
                                                   ============        ============

(a) Class B shares were initially offered on January 27, 1999.
See notes to financial statements.

             CRABBE HUSON
         OREGON TAX-FREE FUND
---------------------------------------
  SIX MONTHS ENDED        YEAR ENDED
 APRIL 30, 1999(a)     OCTOBER 31, 1998
-------------------   -----------------
   $   502,613          $  1,087,256
       154,466               675,948

      (402,573)              (80,976)
--------------          ------------

       254,506             1,682,228
      (502,823)           (1,086,789)
              (8)                 --
            --                    --

      (620,463)              (71,383)

            --                    --
----------------        ------------
      (868,788)              524,056
----------------        ------------
       290,319             2,685,236
       879,820               853,092
    (1,837,881)           (4,958,242)
----------------        ------------
      (667,742)           (1,419,914)
----------------        ------------
         1,000                    --
             7                    --
            --                    --
----------------        ------------
         1,007                    --
----------------        ------------
            --                    --
            --                    --
            --                    --
----------------        ------------
            --                    --
----------------        ------------

      (666,735)           (1,419,914)
----------------        ------------
    (1,535,523)             (895,858)

    25,591,389            26,487,247
----------------        ------------
   $24,055,866          $ 25,591,389
================        ============

CRABBE HUSON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)
(Unaudited)

                                                   CRABBE HUSON
                                                  CONTRARIAN FUND
                                                ------------------
                                                   PERIOD ENDED
                                                 APRIL 30, 1999(a)
                                                ------------------
NUMBER OF FUND SHARES:
  Receipts for shares sold-Class A                   316,873
  Value of distributions reinvested-Class A               --
  Cost of shares repurchased-Class A                    (592)
                                                     -------
                                                     316,281
                                                     -------
  Receipts for shares sold-Class B                       100
  Value of distributions reinvested-Class B               --
  Cost of shares repurchased-Class B                      --
                                                     -------
                                                         100
                                                     -------
  Receipts for shares sold-Class C                       100
  Value of distributions reinvested-Class C               --
  Cost of shares repurchased-Class C                      --
                                                     -------
                                                         100
                                                     -------
  Receipts for shares sold-Class I                        --
  Value of distributions reinvested-Class I               --
  Cost of shares repurchased-Class I                      --
                                                     -------
                                                          --
                                                     -------

                                                            CRABBE HUSON REAL
                                                          ESTATE INVESTMENT FUND
                                                ------------------------------------------
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                 APRIL 30, 1999(b)(c)     OCTOBER 31, 1998
                                                ----------------------   -----------------
NUMBER OF FUND SHARES:
  Receipts for shares sold-Class A                      196,405                 881,894
  Value of distributions reinvested-Class A              49,367                 359,412
  Cost of shares repurchased-Class A                   (714,339)             (2,002,564)
                                                       --------              ----------
                                                       (468,567)               (761,258)
                                                       --------              ----------
  Receipts for shares sold-Class B                       49,778                      --
  Value of distributions reinvested-Class B                  12                      --
  Cost of shares repurchased-Class B                    (13,950)                     --
                                                       --------              ----------
                                                         35,840                      --
                                                       --------              ----------
  Receipts for shares sold-Class C                          433                      --
  Value of distributions reinvested-Class C                  --                      --
  Cost of shares repurchased-Class C                         --                      --
                                                       --------              ----------
                                                            433                      --
                                                       --------              ----------
  Receipts for shares sold-Class I                           --                      --
  Value of distributions reinvested-Class I                  --                      --
  Cost of shares repurchased-Class I                         --                      --
                                                       --------              ----------
                                                             --                      --
                                                       --------              ----------
  Receipts for shares sold-Class Z                       22,401                      --
  Value of distributions reinvested-Class Z                  34                      --
  Cost of shares repurchased-Class Z                       (183)                     --
                                                       --------              ----------
                                                         22,252                      --
                                                       --------              ----------

(a) The Fund commenced investment operations on December 1, 1998.
(b) Class B and Class C shares were initially offered on January 27, 1999.
(c) Class Z shares were initially offered on January 29, 1999.
See notes to financial statements.

              CRABBE HUSON                              CRABBE HUSON
              EQUITY FUND                       MANAGED INCOME & EQUITY FUND
----------------------------------------   ---------------------------------------
  SIX MONTHS ENDED        YEAR ENDED         SIX MONTHS ENDED        YEAR ENDED
 APRIL 30, 1999(b)     OCTOBER 31, 1998     APRIL 30, 1999(b)     OCTOBER 31, 1998
------------------     -----------------   ------------------     ----------------
       3,349,531            5,210,556               97,105              956,085
         497,000            4,095,442              134,157              941,150
     (10,098,119)         (11,954,302)          (1,964,599)          (3,036,182)
     -----------          -----------           ----------           ----------
      (6,251,588)          (2,648,304)          (1,733,337)          (1,138,947)
     -----------          -----------           ----------           ----------
             131                   --                   78                   --
              --                   --                   --                   --
              --                   --                   --                   --
     -----------          -----------           ----------           ----------
             131                   --                   78                   --
     -----------          -----------           ----------           ----------
              75                   --                   78                   --
              --                   --                   --                   --
              --                   --                   --                   --
     -----------          -----------           ----------           ----------
              75                   --                   78                   --
     -----------          -----------           ----------           ----------
         130,275              996,398              114,841            2,089,941
          65,866              277,311               85,446              356,384
        (874,557)            (641,322)            (908,249)          (1,728,685)
     -----------          -----------           ----------           ----------
        (678,416)             632,387             (707,962)             717,640
     -----------          -----------           ----------           ----------

             CRABBE HUSON                              CRABBE HUSON
            SMALL CAP FUND                             SPECIAL FUND
---------------------------------------   --------------------------------------
 SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
  APRIL 30, 1999      OCTOBER 31, 1998      APRIL 30, 1999      OCTOBER 31, 1998
-----------------     -----------------   -----------------     ----------------
        181,470           1,710,595            1,170,184            6,060,598
          8,016             243,064                   --            3,099,046
       (923,501)         (3,031,548)          (4,975,882)         (19,847,978)
       --------          ----------           ----------          -----------
       (734,015)         (1,077,889)          (3,805,698)         (10,688,334)
       --------          ----------           ----------          -----------
             --                  --                   --                   --
             --                  --                   --                   --
             --                  --                   --                   --
       --------          ----------           ----------          -----------
             --                  --                   --                   --
       --------          ----------           ----------          -----------
             --                  --                   --                   --
             --                  --                   --                   --
             --                  --                   --                   --
       --------          ----------           ----------          -----------
             --                  --                   --                   --
       --------          ----------           ----------          -----------
      1,405,362           5,973,355                   --                   --
         34,233             630,407                   --                   --
     (2,796,028)         (4,008,863)                  --                   --
     ----------          ----------           ----------          -----------
     (1,356,433)          2,594,899                   --                   --
     ----------          ----------           ----------          -----------
             --                  --                   --                   --
             --                  --                   --                   --
             --                  --                   --                   --
     ----------          ----------           ----------          -----------
             --                  --                   --                   --
     ----------          ----------           ----------          -----------

CRABBE HUSON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)
(Unaudited)

                                                             CRABBE HUSON
                                                        CONTRARIAN INCOME FUND
                                                --------------------------------------
                                                 SIX MONTHS ENDED        YEAR ENDED
                                                  APRIL 30, 1999      OCTOBER 31, 1998
                                                ------------------   -----------------
NUMBER OF FUND SHARES:
  Receipts for shares sold-Class A                     57,302              853,853
  Value of distributions reinvested-Class A            23,176               34,069
  Cost of shares repurchased-Class A                 (464,174)            (386,073)
                                                     --------             --------
                                                     (383,696)             501,849
                                                     --------             --------
  Receipts for shares sold-Class I                         --                9,099
  Value of distributions reinvested-Class I               483                   35
  Cost of shares repurchased-Class I                       --                   --
                                                     --------             --------
                                                          483                9,134
                                                     --------             --------

                                                             CRABBE HUSON
                                                         OREGON TAX-FREE FUND
                                                ---------------------------------------
                                                  SIX MONTHS ENDED        YEAR ENDED
                                                 APRIL 30, 1999(a)     OCTOBER 31, 1998
                                                -------------------   -----------------
NUMBER OF FUND SHARES:
  Receipts for shares sold-Class A                      22,864              209,498
  Value of distributions reinvested-Class A             69,378               72,091
  Cost of shares repurchased-Class A                  (144,917)            (390,338)
                                                      --------             --------
                                                       (52,675)            (108,749)
                                                      --------             --------
  Receipts for shares sold-Class B                          79                   --
  Value of distributions reinvested-Class B                 --                   --
  Cost of shares repurchased-Class B                        --                   --
                                                      --------             --------
                                                            79                   --
                                                      --------             --------

(a) Class B shares were initially offered on January 27, 1999.
See notes to financial statements.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS

April 30, 1999 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of the Crabbe Huson Contrarian Fund ("Contrarian Fund"), Crabbe Huson Equity Fund ("Equity Fund"), Crabbe Huson Managed Income and Equity Fund ("Managed Fund"), Crabbe Huson Real Estate Investment Fund ("Real Estate Fund"), Crabbe Huson Small Cap Fund ("Small Cap Fund"), Crabbe Huson Special Fund ("Special Fund"), Crabbe Huson Contrarian Income Fund ("Income Fund") and Crabbe Huson Oregon Tax-Free Fund ("Oregon Tax-Free Fund"), each a series of Liberty Funds III, formerly Colonial Trust III, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Funds at April 30, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the six months then ended.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization: All of the Funds are registered under the Investment Company Act of 1940. All of the Funds (other than the Oregon Tax-Free Fund) are open-end diversified portfolio investment companies. The Oregon Tax-Free Fund is an open-end non-diversified investment company. Each Fund may issue an unlimited number of shares. All of the Funds offer Class A shares. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Effective January 27, 1999, Managed, Equity, Real Estate and Oregon Tax-Free Funds began offering Class B shares. The Contrarian Fund has continued to offer Class B shares since inception on December 1, 1998. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective January 27, 1999, Managed, Equity and Real Estate Funds began offering Class C shares. The Contrarian Fund has continued to offer Class C shares since inception on December 1, 1998. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. The Small Cap, Managed, Income and Equity Funds offer Class I shares. Effective January 29, 1999 the Real Estate Fund began offering Class Z shares. Class Z shares are offered continuously at net asset value. In addition, there are certain restrictions on the purchase of Class I and Class Z shares, please refer to the prospectus. The Class A and Class I shares differ principally in the service fees and shareholder servicing fees.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Funds in the preparation of their financial statements.

Security valuation and transactions: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 1999 (Unaudited)

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon specific identification method for both financial statement and federal income tax purposes.

The Funds may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices.

The Special Fund may invest in short sales. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security. The Fund is then obligated to return the security to the lender, and therefore it must subsequently purchase the same security.

Proceeds from the sale of a borrowed security remain on deposit with the broker loaning that security. Additional deposits may be required in the event that the value of the securities sold short exceeds a percentage of the amount on deposit with the broker. In addition, the borrowing fund is required to segregate cash, U.S. Government securities or other liquid securities in an amount equal to the market value of all borrowed securities less any amounts on deposit with brokers. As a result of these activities, the borrowing fund will not be deemed to create leverage merely by entering into a short selling transaction, except to the extent that income is earned on amounts on deposit with the broker. The amount on deposit with the broker plus the value of the segregated securities may not exceed 25% of Net Assets.

Determination of class net asset values and financial highlights: All income, expenses (other than the Class A, Class B and Class C service fees, Class B and Class C distribution fees and Class I transfer agent fee) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data (other than the Oregon Tax-Free Fund) was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflect the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only. Class I net investment income per share data reflect the transfer agent fee per share applicable to Class I shares only.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 1999 (Unaudited)

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only. Class I ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the transfer agent fee applicable to Class I shares only.

Federal income taxes: Consistent with the Funds' policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Interest income, debt discount and premium: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Distributions to shareholders: Distributions to shareholders (other than the Oregon Tax-Free) are recorded on the ex-date. The Oregon Tax-Free Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Other: Corporate actions are recorded on the ex-date.

The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds. The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Loans of Portfolio Securities: Each of the Funds may lend portfolio securities, up to 20% (10% for Oregon Tax-Free Fund) of the value of a Fund's total assets. The Funds receive total collateral in an amount at least equal to 100% of the market value of the securities loaned at the inception of the loan. The value of the portfolio securities loaned is marked to market on a daily basis and additional collateral is received from the borrower, as necessary, to ensure that its value is at least equal to 100% of the securities loaned at all times. Cash collateral received is invested in a short-term instrument, Navigator Securities Lending Trust-Prime Portfolio, a regulated investment company offered by State Street Bank and Trust Company. Interest income earned on the investment of the collateral plus reimbursement for management fees associated with such investment, in excess of rebates to the borrower, is recorded on an accrual basis. Income earned on non-cash collateral is based on a percentage of the market value of the securities loaned and is recorded on an accrual basis. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 1999 (Unaudited)

Organization Costs: Expenses incurred in connection with the original organization of the Funds are amortized using the sum of the years digits method. As of April 30, 1999 the initial organization costs for all Funds except for Small Cap Fund have been fully amortized. Crabbe Huson Group, Inc., the Fund's investment advisor, has agreed that, in the event any of the initial shares are redeemed during the 60-month period for amortizing the Fund's organization costs, the Fund will be reimbursed by the investment advisor for the unamortized balances of such costs in the same proportion as the number of shares reduced bears to the number of initial shares outstanding at the time of redemption.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

Management fee: Crabbe Huson Group, Inc. (the "Advisor"), is the investment Advisor of each Fund and receives a monthly fee based on each Fund's average net assets as follows:

                                  Equity Fund
                                  Managed Fund
                                Real Estate Fund
                                 Small Cap Fund
                                 Special Fund

              1.05% of average daily net assets up to $100,000,000
  .90 of 1% of average daily net assets between $100,000,000 and $500,000,000
            .65 of 1% of average daily net assets over $500,000,000

                                  Income Fund

            .80 of 1% of average daily net assets up to $100,000,000
  .65 of 1% of average daily net assets between $100,000,000 and $500,000,000
           .55 of 1% of average daily nets assets over $500,000,000

                             Oregon Tax-Free Fund

            .55 of 1% of average daily net assets up to $100,000,000
  .50 of 1% of average daily net assets between $100,000,000 and $500,000,000
            .45 of 1% of average daily net assets over $500,000,000

                                Contrarian Fund

                     .85 of 1% of average daily net assets

Administration fee: Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.05% annually of the Funds' average net assets. The Funds' Advisor delegates certain of its administrative duties to the Administrator.

Bookkeeping fee: The Administrator provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Funds' average net assets over $50 million.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 1999 (Unaudited)

Transfer agent: Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee at the annual rate of 0.236% for the Class A, Class B and Class C shares (as applicable to each Fund) for Small Cap, the Special Fund, the Equity Fund, the Managed Fund and the Real Estate Fund, 0.17% for the Income Fund and 0.13% for the Oregon Tax-Free Fund, plus certain out-of-pocket expenses. The Transfer Agent also provides shareholder services for a monthly fee at the annual rate of 0.0025% for the Class I shares of Small Cap Fund, the Equity Fund, the Managed Fund and the Income Fund, plus certain out-of-pocket expenses.

Underwriting discounts, service and distribution fees: Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Administrator is the Funds' principal underwriter. For the six months ended April 30, 1999, the Funds have been advised that the Distributor retained no net underwriting discounts on the Income Fund. For the Special, Small Cap, Managed, Equity, Real Estate, Oregon Tax-Free and Contrarian Funds, the Distributor retained $1,234, $1,263, $185, $2,932, $1,854, $320 and $15 on sales of the Funds' Class A shares, respectively. There were no contingent deferred sales charges received on the Special, Small Cap, Managed, Equity, Oregon Tax-Free, Income and Contrarian Funds. For the Real Estate Fund, the Distributor received contingent deferred sales charges (CDSC) of none, $2,151 and none on Class A, Class B and Class C share redemptions, respectively.

Each Fund has adopted a 12b-1 plan (Plan) which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The Plans also require the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense limits: The Advisor/Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total Class A, Class B and Class C expenses (exclusive of service fees, distribution fees, brokerage commissions, taxes and extraordinary expenses, if any) exceed 1.25% for the Special Fund, the Small Cap Fund, the Real Estate Fund, 1.17% for the Equity Fund and the Managed Fund, 0.73% for the Oregon Tax-Free Fund, 0.55% for the Income Fund and 1.35% for the Contrarian Fund. The Advisor/Administrator have also agreed, until further notice, to waive fees and bear certain expenses to the extent that total Class I expenses (exclusive of service fees, distribution fees, brokerage commissions, taxes and extraordinary expenses, if any) exceed 1.00% for the Small Cap Fund, the Equity Fund and the Managed Fund and 0.38% for the Income Fund.

Other: The Funds pay no compensation to their officers, all of whom are employees of the Advisor or Administrator.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 1999 (Unaudited)

NOTE 4. PORTFOLIO INFORMATION

Investment activity: For the six months ended April 30, 1999, purchases and sales of investments, other than short-term obligations, were as follows:

                            PURCHASES          SALES
                         --------------   --------------
Contrarian Fund          $ 3,987,904      $ 1,058,283
Equity Fund              114,470,762      214,504,574
Managed Fund              46,619,252       66,982,632
Real Estate Fund           6,939,252       10,546,131
Small Cap Fund             1,938,238       21,290,829
Special Fund                 367,993       30,187,951
Income Fund                4,182,760        8,249,666
Oregon Tax-Free Fund         868,805        1,887,575

Unrealized appreciation (depreciation) at April 30, 1999, based on cost of investments for both financial statement and federal income tax purposes was:

                                   CONTRARIAN        EQUITY           MANAGED        REAL ESTATE
                                  ------------   --------------   ---------------   ------------
Gross unrealized appreciation      $  524,702    $20,870,984       $  7,210,232      $  714,333
Gross unrealized depreciation        (258,307)    (4,615,820)        (1,213,098)       (736,711)
                                   ----------    -----------       ------------      ----------
Net unrealized appreciation
  (depreciation)                   $  266,395    $16,255,164       $  5,997,134      $  (22,378)
                                   ----------    -----------       ------------      ----------

                                    SMALL CAP         SPECIAL        INCOME     OREGON TAX-FREE
                                ---------------- ---------------- ------------ ----------------
Gross unrealized appreciation    $   2,730,543    $   5,850,293    $  59,363      $ 977,004
Gross unrealized depreciation      (38,277,958)     (43,536,680)     (23,883)       (21,209)
                                 -------------    -------------    ---------      ---------
Net unrealized appreciation
  (depreciation)                 $ (35,547,415)   $ (37,686,387)   $  35,480      $ 955,795
                                 -------------    -------------    ---------      ---------

Capital Loss Carryforwards: At October 31, 1998, the Special Fund had capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains of $20,747,000 which will expire in 2006, if not utilized.

Other: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Funds may focus their investments in certain industries, subjecting them to a greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT

The Funds (other than the Special Fund) may borrow up to 331/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) LIBOR offshore loan rate plus 1/2 of 1%. For

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 1999 (Unaudited)

the six months ended April 30, 1999, the Funds had $8,161,084 of borrowings outstanding.

Special Fund may borrow the lesser of $20 million or 331/3% of its total assets on a secured basis. When the Special Fund borrows it must put in a segregated account debt securities, domestic or foreign equities, or commercial paper in an amount equal to at least 200% of the amount borrowed. The Fund must maintain the segregated account daily to ensure that its value is at least equal to 200% of the funds borrowed at all times. No single issuer, other than U.S. Government and U.S. Government agencies, can comprise in excess of 10% of the segregated account.

NOTE 6. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On December 21, 1998, an adjourned Special Meeting of Shareholders of the Special Fund was held to approve the following item as described in the Proxy Statement for the Meeting. On August 4, 1998, the record date for the Meeting, the Fund had outstanding 15,193,728 shares of common stock. The votes cast at the Meeting were as follows:

To approve or disapprove an Agreement and Plan of Reorganization for the Fund:

     For         Against     Abstain
-------------   ---------   --------
  9,104,728     567,917     941,880

CRABBE HUSON CONTRARIAN FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                                    (Unaudited)
                                                                   ----------------------------------------------
                                                                             PERIOD ENDED 04/30/1999(b)
                                                                   ----------------------------------------------
                                                                      Class A         Class B          Class C
                                                                   ----------------------------------------------
Net Asset Value, Beginning of Period ...........................     $ 10.000       $ 10.000         $ 10.000
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .......................................        0.005         (0.027)          (0.027)
Net Realized & Unrealized Gain (Loss) on Investments ...........        1.275          1.277            1.277
                                                                   ----------------------------------------------
  Total from Investment Operations .............................        1.280          1.250            1.250
                                                                   ----------------------------------------------
Net Asset Value, End of Period .................................     $ 11.280       $ 11.250          $11.250
                                                                   ==============================================
Total Return(c)(d)(e) ..........................................       12.80%          12.50%           12.50%
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses(f)(g) .................................................        1.60%           2.35%            2.35%
Net Investment Income(f)(g) ....................................        0.12%          (0.63)%          (0.63)%
Fees and expenses waived or borne by the Advisor(f)(g) .........        3.80%           3.80%            3.80%
Portfolio Turnover Rate(e) .....................................           47%            47%              47%
Net Assets, End of Period (000's) ..............................     $  3,566        $      1         $     1

--------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) The Fund commenced investment operations on December 1, 1998.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

CRABBE HUSON EQUITY FUND
FINANCIAL HIGHLIGHTS (Continued)

                                                                  (Unaudited)
                                                           -------------------------
                                                               SIX MONTHS ENDED
                                                                  04/30/1999
                                                           -------------------------
                                                                    Class A
                                                           -------------------------
Net Asset Value, Beginning of Period .....................          $ 16.600
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .................................             0.008
Net Realized & Unrealized Gain (Loss) on Investments .....             2.932
                                                                    --------
  Total from Investment Operations .......................             2.940
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .................            (0.099)
Distributions from Capital Gains .........................            (0.581)
                                                                    --------
  Total Distributions ....................................            (0.680)
                                                                    --------
Net Asset Value, End of Period ...........................          $ 18.860
                                                                    ========
Total Return(e)(f) .......................................            18.34%(f)
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .................................................             1.42%(g)(h)
Net Investment Income ....................................             0.13%(g)(h)
Fees and expenses waived or borne by the Advisor .........             0.29%(g)(h)
Portfolio Turnover Rate ..................................               58%(f)
Net Assets, End of Period (000's) ........................          $139,498

CRABBE HUSON EQUITY FUND
FINANCIAL HIGHLIGHTS (Continued)

                                                                               (Unaudited)
                                                           ----------------------------------------------------
                                                                       SIX MONTHS ENDED 04/30/1999
                                                           ----------------------------------------------------
                                                                   Class B(b)                Class C(b)
                                                           ------------------------- -------------------------
Net Asset Value, Beginning of Period .....................          $16.440                  $16.440
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .................................            0.046                    0.046
Net Realized & Unrealized Gain (Loss) on Investments .....            2.314                    2.314
                                                                    -------                  -------
  Total from Investment Operations .......................            2.360                    2.360
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .................               --                       --
Distributions from Capital Gains .........................               --                       --
                                                                    -------                  -------
  Total Distributions ....................................               --                       --
                                                                    -------                  -------
Net Asset Value, End of Period ...........................          $18.800                  $18.800
                                                                    =======                  =======
Total Return(e)(f) .......................................           14.36%(f)                14.36%(f)
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .................................................            1.42%(g)(h)              1.42%(g)(h)
Net Investment Income ....................................            0.09%(g)(h)              0.09%(g)(h)
Fees and expenses waived or borne by the Advisor .........            0.32%(g)(h)              0.32%(g)(h)
Portfolio Turnover Rate ..................................               58%(f)                   58%(f)
Net Assets, End of Period (000's) ........................          $     3                  $     1



CRABBE HUSON EQUITY FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                                (Unaudited)
                                                         -----------------------
                                                             SIX MONTHS ENDED
                                                                 04/30/1999            YEAR ENDED 10/31/1998
                                                           ---------------------   ---------------------------
                                                                 Class I            Class A(c)      Class I(c)
                                                             --------------         ----------     -----------
Net Asset Value, Beginning of Period .....................      $ 16.650            $ 23.320        $  23.400
INCOME FROM INVESTMENT OPERATIONS
----------------------------------
Net Investment Income(a) .................................         0.045               0.070            0.170
Net Realized & Unrealized Gain (Loss) on Investments .....         2.928              (2.000)          (2.030)
                                                                --------            --------        ----------
  Total from Investment Operations .......................         2.973              (1.930)          (1.860)
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .................        (0.182)             (0.050)          (0.150)
Distributions from Capital Gains .........................        (0.581)             (4.740)          (4.740)
                                                                --------            --------        ----------
  Total Distributions ....................................        (0.763)             (4.790)          (4.890)
                                                                --------            --------        ----------
Net Asset Value, End of Period ...........................      $ 18.860            $ 16.600        $  16.650
                                                                ========            ========        ==========
Total Return(e)(f) .......................................        18.57%(f)          (10.08)%         (9.72)  %
RATIOS TO AVERAGE NET ASSETS
-----------------------------
Expenses .................................................         1.00%(g)(h)         1.39%(i)       1.01%(i)
Net Investment Income ....................................         0.55%(g)(h)         0.38%(i)       0.76%(i)
Fees and expenses waived or borne by the Advisor .........         0.23%(g)(h)         0.03%          0.12%
Portfolio Turnover Rate ..................................            58%(f)              1%                1%
Net Assets, End of Period (000's) ........................      $ 18,548            $226,628        $   27,672

--------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Class B and Class C shares were initially offered on January 27, 1999. Per share amounts reflect activity from that date.
(c) Effective October 19, 1998, the Primary and Institutional shares were redesignated Class A and Class I shares, respectively.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.
(i) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.

CRABBE HUSON EQUITY FUND
FINANCIAL HIGHLIGHTS (Continued)

                                                                    YEAR ENDED 10/31/1997
                                                              --------------------------------
                                                                 Class A           Class I
                                                              -------------     --------------
Net Asset Value, Beginning of Period .....................       $ 19.500         $19.510
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .................................          0.070           0.210
Net Realized & Unrealized Gain (Loss) on Investments .....          5.360           5.310
                                                                 --------         -------
  Total from Investment Operations .......................          5.430           5.520
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .................         (0.070)         (0.090)
Distributions from Capital Gains .........................         (1.540)         (1.540)
                                                                 --------         -------
  Total Distributions ....................................         (1.610)         (1.630)
                                                                 --------         -------
Net Asset Value, End of Period ...........................       $ 23.320         $23.400
                                                                 ========         =======
Total Return(c)(d) .......................................          29.87%          30.35%
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .................................................           1.42%(f)       1.00%(f)
Net Investment Income ....................................           0.29%(f)       0.71%(f)
Fees and expenses waived or borne by the Advisor .........           0.02%          0.23%
Portfolio Turnover Rate ..................................            129%           129%
Net Assets, End of Period (000's) ........................       $380,047         $24,084


CRABBE HUSON EQUITY FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                                                                     YEAR             YEAR
                                                                                                    ENDED            ENDED
                                                                     YEAR ENDED 10/31/1996        10/31/1995        10/31/94
                                                           --------------------------------------- ------------ ------------------
                                                               Class A         Class I (b)
                                                           ------------------- ---------------------------------------------------
Net Asset Value, Beginning of Period .....................    $ 18.170           $19.820           $ 16.440         $ 16.080
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .................................       0.110             0.000              0.220            0.190
Net Realized & Unrealized Gain (Loss) on Investments .....       2.330            (0.310)             1.750            0.570
                                                              --------           -------           --------         --------
  Total from Investment Operations .......................       2.440            (0.310)             1.970            0.760
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .................      (0.170)            0.000             (0.090)          (0.040)
Distributions from Capital Gains .........................      (0.940)            0.000             (0.150)          (0.360)
                                                              --------           -------           --------         --------
  Total Distributions ....................................      (1.110)            0.000             (0.240)          (0.400)
                                                              --------           -------           --------         --------
Net Asset Value, End of Period ...........................    $ 19.500           $19.510           $ 18.170         $ 16.440
                                                              ========           =======           ========         ========
Total Return(c)(d) .......................................      13.78%             (1.56)%(e)        13.37%            7.89  %
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .................................................       1.38  %(f)        1.00  %(f)(g)      1.40%            1.45  %
Net Investment Income ....................................       0.56  %(f)        0.15  %(f)(g)      1.30%            1.18  %
Fees and expenses waived or borne by the Advisor .........          --             0.58  %(g)         0.02%            0.11  %
Portfolio Turnover Rate ..................................         117%              117%                92%             106%
Net Assets, End of Period (000's) ........................    $436,578           $ 4,415           $387,184         $153,105

--------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Class I shares were initially offered on October 3, 1996. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.
(g) Annualized.

CRABBE HUSON MANAGED INCOME & EQUITY FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                                  (Unaudited)
                                                           -------------------------
                                                               SIX MONTHS ENDED
                                                                  04/30/1999
                                                           -------------------------
                                                                    Class A
                                                           -------------------------
Net Asset Value, Beginning of Period .....................          $12.810
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .................................            0.103
Net Realized & Unrealized Gain (Loss) on Investments .....            1.314
                                                                    -------
  Total from Investment Operations .......................            1.417
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .................           (0.081)
Distributions from Capital Gains .........................           (0.276)
                                                                    -------
  Total Distributions ....................................           (0.357)
                                                                    -------
Net Asset Value, End of Period ...........................          $13.870
                                                                    =======
Total Return(d)(e) .......................................             11.38%(f)
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .................................................              1.42%(g)(h)
Net Investment Income ....................................              1.96%(g)(h)
Fees and expenses waived or borne by the Advisor .........              0.29%(g)(h)
Portfolio Turnover Rate ..................................               54%(f)
Net Assets, End of Period (000's) ........................          $49,238


CRABBE HUSON MANAGED INCOME & EQUITY FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                                               (Unaudited)
                                                           ----------------------------------------------------
                                                                       SIX MONTHS ENDED 04/30/1999
                                                           ----------------------------------------------------
                                                                   Class B(b)                Class C(b)
                                                           ------------------------- -------------------------
Net Asset Value, Beginning of Period .....................           $12.760                   $12.760
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .................................             0.032                     0.032
Net Realized & Unrealized Gain (Loss) on Investments .....             1.068                     1.068
                                                                     -------                   -------
  Total from Investment Operations .......................             1.230                     1.230
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .................                --                        --
Distributions from Capital Gains .........................                --                        --
                                                                     -------                   -------
  Total Distributions ....................................                --                        --
                                                                     -------                   -------
Net Asset Value, End of Period ...........................           $13.860                   $13.860
                                                                     =======                   =======
Total Return(d)(e) .......................................               8.62%(f)                 8.62%(f)
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .................................................               1.17%(g)(h)              1.17%(g)(h)
Net Investment Income ....................................               2.24%(g)(h)              2.24%(g)(h)
Fees and expenses waived or borne by the Advisor .........               0.22%(g)(h)              0.22%(g)(h)
Portfolio Turnover Rate ..................................                54%(f)                    54%(f)
Net Assets, End of Period (000's) ........................           $     1                   $     1

CRABBE HUSON MANAGED INCOME & EQUITY FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                                  (Unaudited)
                                                           -------------------------
                                                               SIX MONTHS ENDED
                                                                   04/30/1999                 YEAR ENDED 10/31/1998
                                                           ------------------------- -----------------------------------------
                                                                    Class I               Class A(c)           Class I(c)
                                                           ------------------------- -------------------- --------------------
Net Asset Value, Beginning of Period .....................      $12.810                    $14.940              $14.940
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .................................        0.151                      0.290                0.320
Net Realized & Unrealized Gain (Loss) on Investments .....        1.299                     (0.370)              (0.370)
                                                                -------                    -------             --------
  Total from Investment Operations .......................        1.450                     (0.080)              (0.050)
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .................       (0.134)                    (0.240)              (0.270)
Distributions from Capital Gains .........................       (0.276)                    (1.810)              (1.810)
                                                                -------                    -------             --------
  Total Distributions ....................................       (0.410)                    (2.050)              (2.080)
                                                                -------                    -------             --------
Net Asset Value, End of Period ...........................      $13.850                    $12.810              $12.810
                                                                =======                    =======             ========
Total Return(d)(e) .......................................        11.69%(f)                  (0.69)%              (0.44)%
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .................................................         1.00%(g)(h)                1.32%(i)             1.01%(i)
Net Investment Income ....................................         2.38%(g)(h)                 2.27%(i)            2.58%(i)
Fees and expenses waived or borne by the Advisor .........         0.22%(g)(h)                 0.16%               0.24%
Portfolio Turnover Rate ..................................           54%(f)                     115%                115%
Net Assets, End of Period (000's) ........................      $26,643                    $ 67,681             $ 33,723

--------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Class B and Class C shares were initially offered on January 27, 1999. Per share amounts reflect activity from that date.
(c) Effective October 19, 1998, the Primary and Institutional shares were redesignated Class A and Class I shares, respectively.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.
(i) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.

CRABBE HUSON MANAGED INCOME & EQUITY FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                                    YEAR ENDED 10/31/1997
                                                           ---------------------------------------
                                                                 Class A             Class I
                                                           ------------------- -------------------
Net Asset Value, Beginning of Period .....................        $13.390             $13.390
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .................................          0.320               0.420
Net Realized & Unrealized Gain (Loss) on Investments .....          2.290               2.240
                                                                  -------             -------
  Total from Investment Operations .......................          2.610               2.660
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .................         (0.320)             (0.370)
Distributions from Capital Gains .........................         (0.740)             (0.740)
                                                                  -------             -------
  Total Distributions ....................................         (1.060)             (1.110)
                                                                  -------             -------
Net Asset Value, End of Period ...........................        $14.940             $14.940
                                                                  =======             =======
Total Return(c)(d) .......................................          20.60%              21.18%
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .................................................           1.42%(f)            1.00%(f)
Net Investment Income ....................................           2.25%(f)            2.70%(f)
Fees and expenses waived or borne by the Advisor .........           0.13%               0.42%
Portfolio Turnover Rate ..................................            119%                119%
Net Assets, End of Period (000's) ........................        $95,960             $28,598


CRABBE HUSON MANAGED INCOME & EQUITY FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                                                                             YEAR         YEAR
                                                                                                             ENDED        ENDED
                                                                       YEAR ENDED 10/31/1996               10/31/95     10/31/94
                                                           --------------------------------------------- ------------ ------------
                                                                 Class A               Class I(b)
                                                           ------------------- ---------------------------------------------------
Net Asset Value, Beginning of Period .....................    $ 13.640               $ 13.380               $ 12.870    $ 13.520
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .................................       0.300                  0.010                  0.340       0.300
Net Realized & Unrealized Gain (Loss) on Investments .....       0.880                  0.080                  1.210      (0.080)
                                                              --------               --------               --------    --------
  Total from Investment Operations .......................       1.180                  0.090                  1.550       0.220
LESS DISTRIBUTIONS
------------------

Distributions from Net Investment Income .................       0.300                 (0.080)                (0.330)     (0.290)
Distributions from Capital Gains .........................       1.130                     --                 (0.450)     (0.580)
                                                              --------               --------               --------    --------
  Total Distributions ....................................       1.430                 (0.080)                (0.780)     (0.870)
                                                              --------               --------               --------    --------
Net Asset Value, End of Period ...........................    $ 13.390               $ 13.390               $ 13.640    $ 12.870
                                                              ========               ========               ========    ========
Total Return(c)(d) .......................................        8.96%                  0.59%(e)              13.00%       2.66%
RATIOS TO AVERAGE NET ASSETS
-----------------------------
Expenses .................................................        1.47%(f)              1.00%(f)(g)             1.48%       1.44%
Net Investment Income ....................................        2.22%(f)              2.87%(f)(g)             2.57%       2.30%
Fees and expenses waived or borne by the Advisor .........          --                  1.00%(g)                0.01%       0.08%
Portfolio Turnover Rate ..................................         252%                   252%                   226%        149%
Net Assets, End of Period (000's) ........................    $125,018               $  2,526               $136,530    $110,152

--------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Class I shares were initially offered on October 3, 1996. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.
(g) Annualized.

CRABBE HUSON REAL ESTATE INVESTMENT FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                                      (Unaudited)
                                                               -------------------------
                                                                   SIX MONTHS ENDED
                                                                      04/30/1999
                                                               -------------------------
                                                                        Class A
                                                               -------------------------
Net Asset Value, Beginning of Period .........................         $10.440
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .....................................           0.296
Net Realized & Unrealized Gain (Loss) on Investments .........           0.586
                                                                       -------
  Total from Investment Operations ...........................           0.882
LESS DISTRIBUTIONS
-------------------
Distributions from Net Investment Income .....................          (0.157)
Distributions from Capital Gains .............................          (0.175)
                                                                       -------
  Total Distributions ........................................          (0.332)
                                                                       -------
Net Asset Value, End of Period ...............................         $10.990
                                                                       =======
Total Return(c)(d) ...........................................            8.69%(e)
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .....................................................            1.50%(f)(g)
Net Investment Income ........................................            6.06%(f)(g)
Fees and expenses waived or borne by the Advisor .............            2.04%(f)(g)
Portfolio Turnover Rate ......................................              47%(e)
Net Assets, End of Period (000's) ............................         $13,194


CRABBE HUSON REAL ESTATE INVESTMENT FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                                                   (Unaudited)
                                                               ----------------------------------------------------
                                                                           SIX MONTHS ENDED 04/30/1999
                                                               ----------------------------------------------------
                                                                       Class B(b)                Class C(b)
                                                               ------------------------- -------------------------
Net Asset Value, Beginning of Period .........................          $10.580                  $ 10.580
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .....................................            0.017                     0.017
Net Realized & Unrealized Gain (Loss) on Investments .........            0.399                     0.399
                                                                        -------                  --------
  Total from Investment Operations ...........................            0.416                     0.416
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .....................           (0.026)                   (0.026)
Distributions from Capital Gains .............................               --                        --
                                                                        -------                  --------
  Total Distributions ........................................           (0.026)                   (0.026)
                                                                        -------                  --------
Net Asset Value, End of Period ...............................          $10.970                  $ 10.970
                                                                        =======                  ========
Total Return(c)(d) ...........................................            3.96%(e)                3.96%(e)
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .....................................................            2.25%(f)(g)             2.25%(f)(g)
Net Investment Income ........................................            6.54%(f)(g)             6.54%(f)(g)
Fees and expenses waived or borne by the Advisor .............            0.89%(f)(g)             0.89%(f)(g)
Portfolio Turnover Rate ......................................               47%(e)                    47%(e)
Net Assets, End of Period (000's) ............................          $   393                  $      5



CRABBE HUSON REAL ESTATE INVESTMENT FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                                      (Unaudited)
                                                               -------------------------
                                                                   SIX MONTHS ENDED
                                                                       04/30/1999
                                                               -------------------------
                                                                       Class Z(b)
                                                               -------------------------
Net Asset Value, Beginning of Period .........................      $10.440
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .....................................        0.020
Net Realized & Unrealized Gain (Loss) on Investments .........        0.562
                                                                    -------
  Total from Investment Operations ...........................        0.582
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .....................       (0.032)
Distributions from Capital Gains .............................           --
                                                                    -------
  Total Distributions ........................................       (0.032)
                                                                    -------
Net Asset Value, End of Period ...............................      $10.990
                                                                    =======
Total Return(c)(d) ...........................................         8.70%(e)
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .....................................................         1.25%(f)(g)
Net Investment Income ........................................         7.75%(f)(g)
Fees and expenses waived or borne by the Advisor .............         0.75%(f)(g)
Portfolio Turnover Rate ......................................           47%(e)
Net Assets, End of Period (000's) ............................      $   245

--------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Class B and Class C shares were initially offered on January 27, 1999.
    Class Z shares were initially offered on January 29, 1999. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

CRABBE HUSON REAL ESTATE INVESTMENT FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                               YEAR         YEAR
                                                               ENDED        ENDED
                                                             10/31/98     10/31/97
                                                           ------------ ------------
                                                            Class A(b)
                                                           -----------------------
Net Asset Value, Beginning of Period .....................  $  14.090    $  11.580
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .................................      0.400        0.380
Net Realized & Unrealized Gain (Loss) on Investments .....     (2.000)       3.020
                                                            ---------    ---------
  Total from Investment Operations .......................     (1.600)       3.400
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .................     (0.360)      (0.380)
Distributions from Capital Gains .........................     (1.690)      (0.510)
                                                            ---------    ---------
  Total Distributions ....................................     (2.050)      (0.890)
                                                            ---------    ---------
Net Asset Value, End of Period ...........................  $  10.440    $  14.090
                                                            =========    =========
Total Return(d)(e) .......................................     (13.39) %    30.56%
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .................................................     1.50%        1.50%
Net Investment Income ....................................     3.71%        2.93%
Fees and expenses waived or borne by the Advisor .........     0.42%        0.26%
Portfolio Turnover Rate ..................................         97%          80%
Net Assets, End of Period (000's) ........................  $  17,423    $  34,259

CRABBE HUSON REAL ESTATE INVESTMENT FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                                YEAR          YEAR         PERIOD
                                                               ENDED         ENDED          ENDED
                                                              10/31/96      10/31/95     10/31/94(c)
                                                           ------------- ------------- ---------------
Net Asset Value, Beginning of Period .....................   $   9.690     $   9.500     $ 10.000
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .................................       0.380         0.440        0.370
Net Realized & Unrealized Gain (Loss) on Investments .....       2.010         0.310       (0.640)
                                                             ---------     ---------     --------
  Total from Investment Operations .......................       2.390         0.750       (0.270)
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .................      (0.380)       (0.440)      (0.230)
Distributions from Capital Gains .........................      (0.120)       (0.120)          --
                                                             ---------     ---------     --------
  Total Distributions ....................................      (0.500)       (0.560)      (0.230)
                                                             ---------     ---------     --------
Net Asset Value, End of Period ...........................   $  11.580     $   9.690     $  9.500
                                                             =========     =========     ========
Total Return(d)(e) .......................................       25.39%         8.31%        (3.25)%(f)
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .................................................        1.50%         1.50%         1.01%(g)
Net Investment Income ....................................        3.59%         4.59%         6.30%(g)
Fees and expenses waived or borne by the Advisor .........        0.38%         0.39%         1.02%
Portfolio Turnover Rate ..................................         120%           60%           43%
Net Assets, End of Period (000's) ........................   $  20,649     $  18,986       $ 18,280

--------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective October 19, 1998, the Primary shares were redesignated Class A shares.
(c) The Fund commenced investment operations on April 4, 1994.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) Annualized.

CRABBE HUSON SMALL CAP FUND
FINANCIAL HIGHLIGHTS (Continued)

                                                                                   (Unaudited)
                                                               ---------------------------------------------------
                                                                                SIX MONTHS ENDED
                                                                                   04/30/1999
                                                               ---------------------------------------------------
                                                                        Class A                   Class I
                                                               ------------------------- -------------------------
Net Asset Value, Beginning of Period .........................          $ 8.650                  $  8.680
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income (Loss)(a) ..............................           (0.039)                   (0.017)
Net Realized & Unrealized Gain (Loss) on Investments .........            0.170                     0.158
                                                                        -------                  --------
  Total from Investment Operations ...........................            0.131                     0.141
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .....................               --                        --
Distributions in excess of Net Investment Income .............               --                        --
Distributions from Capital Gains .............................           (0.051)                   (0.051)
                                                                        -------                  --------
  Total Distributions ........................................           (0.051)                   (0.051)
                                                                        -------                  --------
Net Asset Value, End of Period ...............................          $ 8.730                  $  8.770
                                                                        =======                  ========
Total Return(c)(d) ...........................................             1.50%(e)                  1.61%(e)
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .....................................................             1.50%(f)(g)               1.00%(f)(g)
Net Investment Income ........................................            (0.92)%(f)(g)             (0.42)%(f)(g)
Fees and expenses waived or borne by the Advisor .............             0.44%(f)(g)               0.45%(f)(g)
Portfolio Turnover Rate ......................................                3%(e)                     3%(e)
Net Assets, End of Period (000's) ............................          $ 8,190                  $ 51,308

CRABBE HUSON SMALL CAP FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                                             YEAR ENDED
                                                                             10/31/1998
                                                               ---------------------------------------
                                                                    Class A(b)          Class I(b)
                                                               ------------------- -------------------
Net Asset Value, Beginning of Period .........................       $ 15.480            $15.530
INCOME FROM INVESTMENT OPERATIONS
----------------------------------
Net Investment Income (Loss)(a) ..............................         (0.030)             0.030
Net Realized & Unrealized Gain (Loss) on Investments .........         (5.560)            (5.580)
                                                                     --------            -------
  Total from Investment Operations ...........................         (5.590)            (5.550)
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .....................             --             (0.010)
Distributions in excess of Net Investment Income .............             --             (0.050)
Distributions from Capital Gains .............................         (1.240)            (1.240)
                                                                     --------            -------
  Total Distributions ........................................         (1.240)            (1.300)
                                                                     --------            -------
Net Asset Value, End of Period ...............................       $  8.650            $ 8.680
                                                                     ========            =======
Total Return(c)(d) ...........................................         (38.64)%            (38.37)%
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .....................................................         1.37%(f)             1.00%(f)
Net Investment Income ........................................          (0.65)%(f)         (0.28)%(f)
Fees and expenses waived or borne by the Advisor .............         0.25%(f)             0.21%(f)
Portfolio Turnover Rate ......................................             30%                30%
Net Assets, End of Period (000's) ............................       $ 14,462            $62,539

--------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective October 19, 1998, the Primary and Institutional shares were redesignated Class A and Class I shares, respectively.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

CRABBE HUSON SMALL CAP FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                                             YEAR ENDED
                                                                             10/31/1997
                                                               ---------------------------------------
                                                                     Class A             Class I
                                                               ------------------- -------------------
             Net Asset Value, Beginning of Period                 $11.020              $11.010
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income (Loss)(a) ..............................         --                0.070
Net Realized & Unrealized Gain (Loss) on Investments .........      4.620                4.620
                                                                   ------               ------
  Total from Investment Operations ...........................      4.620                4.690
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .....................     (0.020)              (0.030)
Distributions in excess of Net Investment Income .............         --                   --
Distributions from Capital Gains .............................     (0.140)              (0.140)
                                                                   ------               ------
  Total Distributions ........................................     (0.160)              (0.170)
                                                                   ------               ------
Net Asset Value, End of Period ...............................    $15.480              $15.530
                                                                  =======              =======
Total Return(c)(d) ...........................................      42.38%               43.11%
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .....................................................       1.50%(f)             1.00%(f)
Net Investment Income ........................................       0.03%(f)             0.60%(f)
Fees and expenses waived or borne by the Advisor .............       0.23%                0.28%
Portfolio Turnover Rate ......................................         65%                  65%
Net Assets, End of Period (000's) ............................    $42,563              $71,655

CRABBE HUSON SMALL CAP FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                                                  PERIOD ENDED
                                                                                   10/31/96(c)
                                                               ---------------------------------------------------
                                                                        Class A                   Class I
                                                               ------------------------- -------------------------
             Net Asset Value, Beginning of Period                    $10.000                       $11.050
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income (Loss)(a) ..............................         0.030                            --
Net Realized & Unrealized Gain (Loss) on Investments .........         0.990                        (0.040)
                                                                     -------                       -------
  Total from Investment Operations ...........................         1.020                        (0.040)
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .....................            --                            --
Distributions in excess of Net Investment Income .............            --                            --
Distributions from Capital Gains .............................            --                            --
                                                                     -------                       -------
  Total Distributions ........................................            --                            --
                                                                     -------                       -------
Net Asset Value, End of Period ...............................       $11.020                       $11.010
                                                                     =======                       =======
Total Return(c)(d) ...........................................        10.20%                         (0.36)%(e)
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .....................................................         1.51%(f)(g)                   1.00%(f)(g)
Net Investment Income ........................................         0.70%(f)(g)                   (0.43)%(f)(g)
Fees and expenses waived or borne by the Advisor .............         0.81%                          2.55%
Portfolio Turnover Rate ......................................            39%                           39%
Net Assets, End of Period (000's) ............................       $19,156                  $      1,514

--------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) The Fund commenced investment operations on October 10, 1996.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.
(g) Annualized.

THE CRABBE HUSON SPECIAL FUND
FINANCIAL HIGHLIGHTS (Continued)

For the year or period ending on or after 10/31/96, calculations are based on a share outstanding during the period.

For years or periods ending prior to 11/1/95, calculations are based on the weighted average number of shares outstanding for each period.

                                                                  (Unaudited)
                                                           -------------------------
                                                                   SIX MONTHS               YEAR
                                                                     ENDED                 ENDED
                                                                    4/30/99               10/31/98
                                                           ------------------------- -----------------
                                                                    Class A              Class A(b)
                                                           ------------------------- -----------------
Net Asset Value, Beginning of Period .....................        $ 8.100              $ 16.800
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .................................         (0.035)                0.070
Net Realized & Unrealized ................................
Gain (Loss) on Investments ...............................          0.655                (6.920)
                                                                  -------              --------
  Total from Investment Operations .......................          0.620                (6.850)
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .................             --                (0.140)
Return of Capital ........................................             --                (0.020)
Distributions in excess of Net Investment Income .........             --                    --
Distributions from Capital Gains .........................             --                (1.690)
                                                                  -------              --------
  Total Distributions ....................................             --                (1.850)
                                                                  -------              --------
Net Asset Value, End of Period ...........................        $ 8.720              $  8.100
                                                                  =======              ========
Total Return(c)(d) .......................................           7.65%(e)            (44.94)%
RATIOS/SUPPLEMENTAL DATA
------------------------
Expenses .................................................           1.50%(f)(g)           1.50%(f)
Net Investment Income ....................................          (0.91)%(f)(g)          0.40%(f)
Fees and expenses waived or borne by the Advisor .........           0.88%(f)(g)           0.34%(f)
Portfolio Turnover Rate ..................................                (i)(e)             22%
Net Assets, End of Period (000's) ........................        $79,337              $104,504

                                                              YEAR            YEAR          YEAR        YEAR
                                                              ENDED          ENDED          ENDED       ENDED
                                                            10/31/97        10/31/96      10/31/95    10/31/94
                                                          ------------ ----------------- ----------- ------------
Net Asset Value, Beginning of Period .....................  $ 13.710       $ 13.800       $ 14.080     $ 11.820
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .................................    0.150           0.140         0.270        0.050
Net Realized & Unrealized ................................
Gain (Loss) on Investments ...............................    3.410           0.550        (0.290)       2.300
                                                            --------       --------       --------     --------
  Total from Investment Operations .......................    3.560           0.690        (0.020)       2.350
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .................   (0.140)         (0.210)       (0.020)          --
Return of Capital ........................................       --              --            --           --
Distributions in excess of Net Investment Income .........       --              --            --       (0.090)
Distributions from Capital Gains .........................   (0.330)         (0.570)       (0.240)          --
                                                            --------       --------       --------     --------
  Total Distributions ....................................   (0.470)         (0.780)       (0.260)      (0.090)
                                                            --------       --------       --------     --------
Net Asset Value, End of Period ...........................  $ 16.800       $ 13.710       $ 13.800     $ 14.080
                                                            ========       ========       ========     ========
Total Return(c)(d) .......................................     26.62%          5.03%          1.78%       22.40%
RATIOS/SUPPLEMENTAL DATA
------------------------
Expenses .................................................      1.50%         1.37%(h)        1.40%        1.44%
Net Investment Income ....................................      0.86%          0.72%(h)       1.95%        0.39%
Fees and expenses waived or borne by the Advisor .........      0.08%            --             --         0.10%
Portfolio Turnover Rate ..................................        33%            33%           123%         146%
Net Assets, End of Period (000's) ........................  $396,335       $481,039       $878,560     $319,811

------------------------------

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective October 19, 1998, the Primary shares were redesignated Class A shares.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.
(h) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.
(i) Rounds to less than one.

CRABBE HUSON CONTRARIAN INCOME FUND
FINANCIAL HIGHLIGHTS (Continued)

                                                                           (Unaudited)
                                                       ---------------------------------------------------
                                                                           SIX MONTHS
                                                                              ENDED
                                                                             4/30/99
                                                       ---------------------------------------------------
                                                                 Class A                    Class I
                                                       ------------------------- -------------------------
Net Asset Value, Beginning of Period .................           $10.880                   $10.900
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .............................             0.293                     0.315
Net Realized & Unrealized ............................
Gain (Loss) on Investments ...........................            (0.187)                   (0.185)
                                                                 -------                   -------
  Total from Investment Operations ...................             0.106                     0.130
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .............            (0.311)                   (0.355)
Distributions in excess of Net Investment Income .....                --                        --
Distributions from Capital Gains .....................            (0.195)                   (0.195)
                                                                 -------                   -------
  Total Distributions ................................            (0.506)                   (0.550)
                                                                 -------                   -------
Net Asset Value, End of Period .......................           $10.480                   $10.480
                                                                 =======                   =======
Total Return(d)(e) ...................................              1.00%(f)                  1.22%(f)
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .............................................              0.80%(g)(h)               0.38%(g)(h)
Net Investment Income ................................              5.53%(g)(h)               5.95%(g)(h)
Fees and expenses waived or borne by the Advisor .....              1.89%(g)(h)               1.82%(g)(h)
Portfolio Turnover Rate ..............................                65%(f)                    65%(f)
Net Assets, End of Period (000's) ....................           $ 4,456                   $   100

CRABBE HUSON CONTRARIAN INCOME FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                                        YEAR                  YEAR       YEAR
                                                                       ENDED                  ENDED      ENDED
                                                                      10/31/98              10/31/97   10/31/96
                                                       ----------------------------------- ---------- ------------
                                                          Class A(b)        Class I(c)
                                                       ---------------- -----------------
Net Asset Value, Beginning of Period .................    $10.580           $10.990          $10.200    $10.260
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .............................      0.500             0.020            0.620      0.540
Net Realized & Unrealized ............................
Gain (Loss) on Investments ...........................      0.590            (0.070)           0.380     (0.050)
                                                          -------           -------          -------    -------
  Total from Investment Operations ...................      1.090            (0.050)           1.000      0.490
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .............     (0.790)           (0.040)          (0.620)    (0.550)
Distributions in excess of Net Investment Income .....         --                --               --         --
Distributions from Capital Gains .....................         --                --               --         --
                                                          -------           -------          -------    -------
  Total Distributions ................................     (0.790)           (0.040)          (0.620)    (0.550)
                                                          -------           -------          -------    -------
Net Asset Value, End of Period .......................    $10.880           $10.900          $10.580    $10.200
                                                          =======           =======          =======    =======
Total Return(d)(e) ...................................      11.21%           (0.45)%(f)        10.25%      4.94%
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .............................................       0.80%(g)         0.38%(g)(h)       0.80%      0.80%
Net Investment Income ................................       5.36%(g)         5.88%(g)(h)       5.96%      5.31%
Fees and expenses waived or borne by the Advisor .....       1.56%(g)         4.62%(g)(h)       1.98%      1.49%
Portfolio Turnover Rate ..............................        158%             158%               56%       469%
Net Assets, End of Period (000's) ....................    $ 8,799           $   100           $ 3,248    $ 4,694

CRABBE HUSON CONTRARIAN INCOME FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                            YEAR          YEAR
                                                           ENDED          ENDED
                                                          10/31/95      10/31/94
                                                       ------------- --------------
Net Asset Value, Beginning of Period .................   $ 9.710    $   10.750
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income(a) .............................     0.530         0.500
Net Realized & Unrealized ............................
Gain (Loss) on Investments ...........................     0.580        (0.760)
                                                         -------    ----------
  Total from Investment Operations ...................     1.110        (0.260)
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .............    (0.530)       (0.500)
Distributions in excess of Net Investment Income .....    (0.030)       (0.010)
Distributions from Capital Gains .....................        --        (0.270)
                                                         -------    ----------
  Total Distributions ................................    (0.560)       (0.780)
                                                         -------    ----------
Net Asset Value, End of Period .......................   $10.260    $    9.710
                                                         =======    ==========
Total Return(d)(e) ...................................    11.92%         (2.71)%
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .............................................     0.80%          0.80%
Net Investment Income ................................     5.47%          4.92%
Fees and expenses waived or borne by the Advisor .....     1.15%          1.36%
Portfolio Turnover Rate ..............................      543%           307%
Net Assets, End of Period (000's) ....................   $ 7,190     $   5,273

--------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective October 19, 1998, the Primary shares were redesignated Class A shares.
(c) Class I shares were initially offered on October 19, 1998. Per share amounts reflect activity from that date.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.

CRABBE HUSON OREGON TAX-FREE FUND
FINANCIAL HIGHLIGHTS (Continued)

                                                                           (Unaudited)
                                                       ---------------------------------------------------
                                                                           SIX MONTHS
                                                                              ENDED
                                                                             4/30/99
                                                       ---------------------------------------------------
                                                                Class A                  Class B(a)
                                                       ------------------------- -------------------------
Net Asset Value, Beginning of Period .................          $13.030                  $12.750
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income ................................            0.274                    0.119
Net Realized & Unrealized ............................
Gain (Loss) on Investments ...........................           (0.453)                  (0.180)
                                                                -------                  -------
  Total from Investment Operations ...................           (0.179)                  (0.061)
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .............           (0.271)                  (0.109)
Distributions from Capital Gains .....................               --                       --
                                                                -------                  -------
  Total Distributions ................................           (0.271)                  (0.109)
                                                                -------                  -------
Net Asset Value, End of Period .......................          $12.580                  $12.580
                                                                =======                  =======
Total Return(c)(d) ...................................            0.97%(e)                (0.48)%(e)
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .............................................            0.98%(f)(g)               1.93%(f)(g)
Net Investment Income ................................            4.05%(f)(g)               3.28%(f)(g)
Fees and expenses waived or borne by the Advisor .....            0.34%(f)(g)               0.36%(f)(g)
Portfolio Turnover Rate ..............................              18%(e)                   18%(e)
Net Assets, End of Period (000's) ....................         $24,055                  $     1

CRABBE HUSON OREGON TAX-FREE FUND
FINANCIAL HIGHLIGHTS (Continued)
                                                           YEAR          YEAR       YEAR       YEAR        YEAR
                                                           ENDED          ENDED      ENDED      ENDED       ENDED
                                                          10/31/98      10/31/97   10/31/96   10/31/95    10/31/94
                                                       --------------  ---------- --------- ------------ ----------
                                                         Class A(b)
                                                       --------------
Net Asset Value, Beginning of Period .................    $12.780       $12.500    $12.620    $11.990    $ 12.800
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net Investment Income ................................      0.280         0.540      0.540      0.550       0.540
Net Realized & Unrealized ............................
Gain (Loss) on Investments ...........................      0.270         0.280     (0.120)     0.700      (0.800)
                                                          -------       -------    -------    -------    ---------
  Total from Investment Operations ...................      0.550         0.820      0.420      1.250      (0.260)
LESS DISTRIBUTIONS
------------------
Distributions from Net Investment Income .............     (0.270)       (0.470)    (0.540)    (0.550)     (0.540)
Distributions from Capital Gains .....................     (0.030)       (0.070)        --     (0.070)     (0.010)
                                                          -------       -------    -------    -------    ---------
  Total Distributions ................................     (0.300)       (0.540)    (0.540)    (0.620)     (0.550)
                                                          -------       -------    -------    -------    ---------
Net Asset Value, End of Period .......................    $13.030       $12.780    $12.500    $12.620    $ 11.990
                                                          =======       =======    =======    =======    =========
Total Return(c)(d) ...................................       6.39%         6.67%      3.43%     10.66%       (2.06)
RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses .............................................       0.98%(f)      0.98%      0.98%      0.98%        0.98%
Net Investment Income ................................       4.12%(f)      4.25%      4.33%      4.45%        4.37%
Fees and expenses waived or borne by the Advisor .....         --(f)       0.12%      0.16%      0.10%        0.10%
Portfolio Turnover Rate ..............................         44%           17%        16%        23%          21%
Net Assets, End of Period (000's) ....................    $25,591       $26,487    $26,135    $28,070     $ 29,046

--------------
(a) Class B shares were initially offered on January 27, 1999. Per share amounts reflect activity from that date.
(b) Effective October 19, 1998, the Primary shares were redesignated Class A shares.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

THE TRANSFER AGENT FOR
THE CRABBE HUSON FUNDS IS:


Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Crabbe Huson Funds mails one
shareholder report to each shareholder
address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for share-holders of the Crabbe Huson Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details about sales charges, investment objectives and operating policies of the Funds.

[Liberty Logo] LIBERTY
               COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVSIOR Liberty Funds Distributor, Inc. (C)1999
               One Financial Center,
               Boston, MA 02111-2621
               1-800-426-3750
               Visit us at www.libertyfunds.com

TRUSTEES

Robert J. Birnbaum
Tom Bleasdale
John V. Carberry
Lora S. Collins
James E. Grinnell
Richard W. Lowry
Salvatore Macera
William E. Mayer
James L. Moody, Jr.
John J. Neuhauser
Thomas E. Stitzel
Robert L. Sullivan
Anne-Lee Verville

CH-03/140H-0599 (6/99) 99/687